                                [METLIFE LOGO]

                         [STATE STREET RESEARCH LOGO]

                                 [JANUS LOGO]

                           [FPO PUTNAM INVESTMENTS]






                                  PROSPECTUS

                                      FOR

                        METROPOLITAN SERIES FUND, INC.

                                January 1, 2001

The investment options currently offered by the Fund are:


State Street Research      Lehman Brothers(R)
Aurora Small Cap           Aggregate Bond Index
Value                      Portfolio
Portfolio
                           MetLife Stock Index
Putnam International       Portfolio
Stock Portfolio
(formerly                  MetLife Mid Cap Stock
Santander                  Index Portfolio
International
Stock Portfolio)           Morgan Stanley EAFE(R)
                           Index Portfolio
Putnam Large Cap
Growth Portfolio           Russell 2000(R) Index
                           Portfolio

Janus Mid Cap
Portfolio

As with all mutual fund shares, neither the Securities and Exchange Commission nor any state securities authority have approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. Any representation otherwise is a criminal offense.

                     TABLE OF CONTENTS FOR THIS PROSPECTUS

                                                                         Page
                                                                       in this
   Subject                                                            Prospectus
   -------                                                            ----------
   Risk/Return Summary...............................................      2
   Performance and Volatility........................................      8
   About the Investment Managers.....................................     13
   Portfolio Turnover Rates..........................................     16
   Dividends, Distributions and Taxes................................     16
   General Information About the Fund and its Purpose................     17
   Sale and Redemption of Shares.....................................     18
   Financial Highlights..............................................     19
   Appendix A--Portfolio Manager Prior Performance...................     23
   Appendix B--Certain Investment Practices..........................     25
   Appendix C--Description of Some Investments,
    Techniques, and Risks............................................     28

Risk/Return Summary

[SIDEBAR: Carefully review the objectives and investment practices of the Portfolios and consider your ability to assume the risks involved before allocating payments to particular Portfolios.]

About all the Portfolios

Each Portfolio of the Fund has its own investment objective. Since investment in any Portfolio involves both opportunities for gain and risks of loss, we cannot give you assurance that the Portfolios will achieve their objectives. You should carefully review the objectives and investment practices of the Portfolios and consider your ability to assume the risks involved before allocating payments to particular Portfolios. The loss of money is a risk of investing in the Fund.

While certain of the investment techniques, instruments and risks associated with each Portfolio are referred to in the discussion that follows, additional information on these subjects appears in Appendix B and C to this Prospectus. However, those discussions do not list every type of investment, technique, or risk to which a Portfolio may be exposed. Further, the Portfolios may change their investment practices at any time without notice, except for those policies that this Prospectus or the Statement of Additional Information ("SAI") specifically identify as requiring a shareholder vote to change. Unless otherwise indicated, all percentage limitations, as well as characterization of a company's capitalization, are evaluated as of the date of purchase of the security.

[SIDEBAR: State Street Research Aurora Small Cap Value Portfolio]

About the State Street Research Aurora Small Cap Value Portfolio:

Investment objective: high total return, consisting principally of capital appreciation.

Principal investment strategies: Under normal market conditions, the portfolio invests at least 65% of its total assets in small company value stocks. The Portfolio generally expects that most of these stocks, when it first buys them, will not be larger than the stocks of the largest companies in the Russell 2000 Value Index. As of December 31, 1999, this included companies with capitalizations of approximately $660 million. The Portfolio may continue to hold or buy stock in a company that has outgrown this range if the company appears to remain an attractive investment. In choosing among small company stocks, the Portfolio takes a value approach, searching for those companies that appear to be trading below their true worth. The Portfolio uses research to identify potential investments, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. The Portfolio looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

The Portfolio may adjust the composition of its holdings as market conditions and economic outlooks change and reserves the right to invest up to 35% of total assets in other securities. They would generally consist of other types of equity securities, such as larger company stocks or growth stocks.

Principal risks: The risks described after the following captions under "Principal Risks of Investing in the Fund:" "Equity investing;" "Investing in less mature companies, smaller companies and companies with "special situations';" and "Value investing." Volatility may be indicative of risk.

[SIDEBAR: Putnam International Stock Portfolio]

About the Putnam International Stock Portfolio:
(formerly, the Santander International Stock Portfolio).

Investment objective: long-term growth of capital.

Principal investment strategies: The Portfolio normally invests mostly in the common stocks of companies outside the United States. The portfolio manager selects countries and industries it believes are attractive. The portfolio manager then seeks stocks offering opportunity for gain. These may include both growth and value stocks. The Portfolio invests mainly in mid-sized and large companies, although the Portfolio can invest in companies of any size. The Portfolio will usually be invested in issuers located in at least three countries, not including the U.S. Under normal conditions, the Portfolio will not invest more than 15% of its net assets in the equity securities of companies domiciled in "emerging countries," as defined by Morgan Stanley Capital International.

Principal risks: The risks described after the following captions under "Principal Risks of Investing in the Fund:" Equity investing;" "Investing in larger companies;" "Investing in securities of foreign issuers;" "Value investing;" and "Growth investing." Volatility may be indicative of risk. Please refer to the discussion under "Performance and Volatility."

[SIDEBAR: Putnam Large Cap Growth Portfolio]

About the Putnam Large Cap Growth Portfolio:

Investment objective: capital appreciation.

Principal investment strategies: The Portfolio normally invests in the common stocks of U.S. companies, with a focus on growth stocks. The portfolio managers look for stocks issued by companies that are likely to grow faster than the economy as a whole. The Portfolio invests in a relatively small number of companies that the managers believe will benefit from long-term trends in the economy, business conditions, consumer behavior or public perceptions of the economic environment. The Portfolio invests mainly in large companies.

Principal risks: Since the Portfolio invests in fewer issuers than a fund that invests more broadly, there is vulnerability to factors affecting a single investment that can result in greater Portfolio losses and volatility. The Portfolio's other principal risks are described after the following captions under "Principal Risks of Investing in the Fund:" "Equity investing;" "Investing in larger companies;" "Investing in securities of foreign issuers;" and "Growth investing." Volatility may be indicative of risk.

[SIDEBAR: Janus Mid Cap Portfolio]

About the Janus Mid Cap Portfolio:

Investment objective: long-term growth of capital.

Principal investment strategies: The Portfolio normally invests at least 65% of its total assets in common stocks of medium capitalization companies selected for their growth potential. The portfolio manager defines medium capitalization ("mid-cap") companies as those whose market capitalization falls within the range of companies included in the S&P MidCap 400 Index at the time of the purchase. As of December 31, 1999, this included companies with capitalizations between approximately $170 million and $37 billion. The Portfolio is non-diversified, so that it can own larger positions in a smaller number of issuers. This means the appreciation or depreciation of a single investment can have a greater impact on the Portfolio's share price. The portfolio manager generally takes a "bottom up" approach to building the Portfolio by identifying companies with earnings growth potential that may not be recognized by the market at large, without regard to any industry sector or other similar selection procedure.

Principal risks: The Portfolio is nondiversified which means it may hold larger positions in a smaller number of securities than would a diversified portfolio. Thus, a single security's increase or decrease in value may have a greater impact on the value of the Portfolio and its total return. The Portfolio's other principal risks are described after the following captions, under "Principal Risks of Investing in the Fund:" "Equity investing;" "Investing in less mature companies, smaller companies and companies with "special situations';" "Investing in larger companies;" "Investing in securities of foreign issuers;" "Investing in medium sized companies;" and "Growth investing." Volatility may be indicative of risk. Please refer to the discussion under "Performance and Volatility."

About all the Index Portfolios

[SIDEBAR: The Index Portfolios]

Principal investment strategies applicable to all the Index Portfolios: Each Index Portfolio has as an investment objective to equal the performance of a particular index. Certain strategies common to all of the Index Portfolios are discussed in the next paragraph below. Thereafter, the unique aspects of the objective and principal strategies of each Index Portfolio are discussed.

In addition to securities of the type contained in its index, each Portfolio also expects to invest, as a principal investment strategy, in securities index futures contracts and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolios attempt to keep transaction costs low, the portfolio manager generally will rebalance a Portfolio only if it deviates from the applicable index by a certain percent, depending on the company, industry, and country, as applicable. MetLife monitors the tracking performance of the Portfolio through examination of

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the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. The Portfolio will attempt to maintain a target correlation coefficient of at least .95.

[SIDEBAR: Lehman Brothers Aggregate Bond Index Portfolio]

Lehman Brothers Aggregate Bond Index Portfolio:

Investment objective: to equal the performance of the Lehman Brothers Aggregate Bond Index.

Principal investment strategies: In addition to the strategies outlined above under "Principal investment strategies applicable to all the Index Portfolios," the Portfolio will normally invest most of its assets in fixed income securities included in the Lehman Brothers Aggregate Bond Index. This index is comprised of the Lehman Brothers Government/Corporate Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and, effective July 1, 1999, the Lehman Brothers Commercial Mortgage-Backed Securities Index. The Portfolio may continue to hold debt securities that no longer are included in the Index, if, together with any money market instruments or cash, such holdings are no more than 20% of the Portfolio's net assets. The types of fixed income securities included in the Index are debt obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, debt obligations issued or guaranteed by U.S. corporations, debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies, and mortgage-backed securities. The Portfolio will invest in a sampling of the bonds included in the Lehman Brothers Aggregate Bond Index. The bonds purchased for the Portfolio are chosen to, as a group, reflect the composite performance of the Index. As the Portfolio's total assets grow, a larger percentage of bonds included in the Index will be included in the Portfolio.

Principal risks: The risks described after the following captions under "Principal Risks of Investing in the Fund:" "Investing in fixed income securities;" "Prepayment risk;" "Zero coupon risks;" and "Index investing." Volatility may be indicative of risk. Please refer to the discussion under "Performance and Volatility."

[SIDEBAR: MetLife Stock Index Portfolio]

MetLife Stock Index Portfolio:

Investment objective: to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

Principal investment strategies: In addition to the strategies outlined above under "Principal investment strategies applicable to all the Index Portfolios," the Portfolio will normally invest most of its assets in common stocks included in the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. The Portfolio will be managed by purchasing the common stock of all the companies in the S&P 500 Index. The stocks included in the S&P 500 Index are issued by companies among those whose outstanding stock have the largest aggregate market value, although stocks that are not among the 500 largest are included in the S&P 500 Index for diversification purposes.

Principal risks: The risks described after the following captions under "Principal Risks of Investing in the Fund:" "Equity investing;" "Investing in larger companies;" and "Index investing." Volatility may be indicative of risk. Please refer to the discussion under "Performance and Volatility."

[SIDEBAR: Morgan Stanley EAGE Index Portfolio]

Morgan Stanley EAFE Index Portfolio:

Investment objective: to equal the performance of the MSCI EAFE Index.

Principal investment strategies: In addition to the strategies outlined above under "Principal investment strategies applicable to all the Index Portfolios," the Portfolio will normally invest most of its assets in equity securities included in the MSCI EAFE Index. The MSCI EAFE Index (also known as the Morgan Stanley Capital International Europe Australasia Far East Index) is an index containing approximately 1,100 equity securities of companies of varying capitalizations in countries outside the United States. As of December 31, 1999 countries included in the MSCI EAFE Index were Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Portfolio will invest in a statistically selected sample of the 1,100 stocks included in the MSCI EAFE Index. The stocks purchased for the Portfolio are chosen to, as a group, reflect the composite performance of the MSCI EAFE Index. As the Portfolio's total assets grow, a larger percentage of stocks included in the MSCI EAFE Index will be included in the Portfolio.

Principal risks: The risks described after the following captions under "Principal Risks of Investing in the Fund:" "Equity investing;" "Investing in securities of foreign issuers;" and "Index investing." Volatility may be indicative of risk. Please refer to the discussion under "Performance and Volatility."

[SIDEBAR: Russell 2000 Index Portfolio]

Russell 2000 Index Portfolio:

Investment objective: to equal the return of the Russell 2000 Index.

Principal investment strategies: In addition to the strategies outlined above under "Principal Investment Strategies for the Index Portfolios," the Portfolio will normally invest most of its assets in common stocks included in the Russell 2000 Index. The Russell 2000 Index is composed of approximately 2,000 small capitalization companies. As of December 31, 1999, the average stock market capitalization of companies in the Russell 2000 Index was $460 million, and the weighted average stock market capitalization was $1,360 million. The Portfolio will invest in a statistically selected sample of the 2000 stocks included in the Russell 2000 Index. The stocks purchased for the Portfolio are chosen to, as a group, reflect the composite performance of the Russell 2000 Index. As the Portfolio's total assets grow, a larger percentage of stocks included in the Russell 2000 Index will be included in the Portfolio.

Principal risks: The risks described after the following the captions under "Principal Risks of Investing in the Fund:" "Equity investing;" "Investing in less mature companies, smaller companies and companies with "special situations';" and "Index investing." Volatility may be indicative of risk. Please refer to the discussion under "Performance and Volatility."

[SIDEBAR: MetLife Mid Cap Stock Index Portfolio]

About the MetLife Mid Cap Stock Index Portfolio:

Investment objective: to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").

Principal investment strategies: In addition to the strategies outlined above under "Principal investment strategies applicable to all the Index Portfolios," the Portfolio will normally invest most of its assets in common stocks included in the S&P 400 MidCap Index. The S&P MidCap 400 Index consists of the common stock of approximately 400 mid capitalization companies. As of December 31, 1999, the average stock market capitalization of companies in the S&P MidCap 400 Index was $2.304 billion, and the weighted average stock market capitalization was $5.531 billion. The Portfolio will be managed by purchasing the common stock of all the companies in the S&P MidCap 400 Index.

Principal risks: The risks described after the following captions under "Principal Risks of Investing in the Fund;" "Equity Investing;" "Index Investing;" "Investing in less mature companies, smaller companies, and companies with "special situations';" "Investing in larger companies;" and "Investing in medium sized companies." Volatility may be indicative of risk.

Performance and Volatility

The following tables and charts are provided to illustrate the variability of the investment returns that each Portfolio shown below has earned in the past.
 . Average annual total return measures a Portfolio's performance over time, and compares those returns to a representative index. Periods of 1, 5, and 10 years (or since inception as applicable) are presented.
 . The graphs of year-by-year returns examine volatility by illustrating a
  Portfolio's historic highs and lows, as well as the consistency of returns.
 . In general, as reflected in this section, Portfolios with higher average annual total returns tend to be more volatile.
 . Return calculations do not reflect insurance product fees or other charges, and if included these charges would reduce each Portfolio's past performance. Also, past performance does not necessarily indicate how a particular Portfolio will perform in the future.

                  State Street Research Aurora Small Cap Value

        Since the Portfolio commenced operations effective July 5, 2000, no volatility or performance information is available.

                                    [GRAPH]
                         Putnam International Stock/1/

                              Investment Results
                         Average Annual Total Returns

                                              As of December 31, 1999
                                          -------------------------------
                                          1 Year     5 Years    Inception
                                          ------     -------    ---------
Santander
International Stock                       16.44%      6.66%        7.80%
-------------------------------------------------------------------------------
MSCI EAFE                                 26.96%     12.83%       10.07%


                                92     -10.21%
                                93      47.76%
                                94       5.08%
                                95       0.84%
                                96      -1.77%
                                97      -2.34%
                                98      22.56%
                                99      16.44%

During the period shown in the bar chart, the highest return for a quarter was 19.4% (quarter ended March 31, 1993) and the lowest return for a quarter was -12.8% (quarter ended September 30, 1998).

--------
1. Putnam became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Performance for all prior periods reflects results under other sub-investment managers.

                            Putnam Large Cap Growth

        Since the Portfolio commenced operations effective May 1, 2000, no volatility or performance information is available.


                                    [GRAPH]

                                 Janus Mid Cap

                              Investment Results
                         Average Annual Total Returns

                                              As of December 31, 1999
                                              -----------------------
                                                1 Year     Inception
                                                ------     ---------
Janus Mid Cap                                  122.67%       61.72%
-------------------------------------------------------------------------------
S&P 400 MicCap                                  14.72%       21.99%

                                 97*    28.03%
                                 98     36.94%
                                 99    122.67%
* For the period March 3, 1997 to December 31, 1997.

For periods prior to the inception of Class B Shares (January 1, 2001), performance information shown is the performance of Class A shares adjusted to reflect the 12b-1 fees paid by Class B shares.

                    Lehman Brothers(R) Aggregate Bond Index


                              Investment Results
                         Average Annual Total Returns


                                                       As of December 31, 1999
                                                       -----------------------

                                                         1 Year    Inception
                                                         ------    ---------
Lehman Brothers(R)
Aggregate Bond Index                                     -1.62%      -0.29%
------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate                             -0.82%      -2.23%



                                  [BAR CHART]

                                 98*   1.34
                                 99   -1.62

             *For the period November 9, 1998 to December 31,1998.

For periods prior to the inception of Class B Shares (January 1, 2001), performance information shown is the performance of Class A shares adjusted to reflect the 12b-1 fees paid by Class B shares.



                            MetLife Stock Index

                            Investment Results
                        Average Annual Total Returns

                                                  As of December 31, 1999
                                                ---------------------------
                                                1 Year   5 Years  Inception
                                                ------   -------  ---------
MetLife
Stock Index                                     20.54%    27.76%    18.83%
-------------------------------------------------------------------------------
S&P 500                                         21.04%    28.54%    19.57%


                                  [BAR CHART]

                                  91    29.51
                                  92     7.19
                                  93     9.29
                                  94     0.93
                                  95    36.62
                                  96    22.41
                                  97    31.94
                                  98    27.98
                                  99    20.54


For periods prior to the inception of Class B Shares (January 1, 2001), performance information shown is the performance of Class A shares adjusted to reflect the 12b-1 fees paid by Class B shares.

                          MetLife Mid Cap Stock Index

        Since the Portfolio commenced operations effective July 5, 2000, no volatility or performance information is available.

                      Morgan Stanley EAFE(R) Index

                          Investment Results
                      Average Annual Total Returns

                                                     As of December 31, 1999
                                                     -----------------------
                                                          1 Year   Inception
                                                          ------   ---------
Morgan Stanley EAFE(R)
Index                                                      24.66%     29.73%
-------------------------------------------------------------------------------
MSCI EAFE                                                  26.96%     32.74%


                                  [BAR CHART]

                                 98*     8.08
                                 99     24.66


            *For the period November 9, 1998 to December 31, 1998.


For periods prior to the inception of Class B Shares (December 1, 2001), performance information shown is the performance of Class A shares adjusted to reflect the 12b-1 fees paid by Class B shares.

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                                   [GRAPH]

                            Russell 2000(R) Index

                            Investment Results
                         Average Annual Total Returns

                                                     As of December 31, 1999
                                                     -----------------------
                                                          1 Year   Inception
                                                          ------   ---------

Russell 2000(R)                                            22.49%     25.03%
-------------------------------------------------------------------------------
Russell                                                    21.26%     24.72%

                                    98*        99
                                    5.44      22.49

*For the period November 9, 1998 to December 31, 1998.

For periods prior to the inception of Class B Shares (January 1, 2001), performance information shown is the performance of Class A shares adjusted to reflect the 12b-1 fees paid by Class B shares.

Principal Risks of Investing in the Fund

[SIDEBAR: Carefully review the principal risks associated with investing in the Portfolios.]

The following briefly describes the principal risks that are associated with one or more of the Fund's Portfolios.

Equity investing: Portfolios that invest in equities could lose money due to sudden unpredictable drops in value and the potential for periods of lackluster performance. Such adverse developments could result from general market or economic conditions and/or developments at a particular company that the portfolio managers do not foresee or circumstances that they do not evaluate correctly. Historically, investments in equities have been more volatile than many other investments.

This is a principal risk for the following Portfolios:
State Street Research Aurora Small Cap Value, Putnam International Stock, Putnam Large Cap Growth, Janus Mid Cap, MetLife Stock Index, Morgan Stanley EAFE Index, MetLife Mid Cap Stock Index and Russell 2000 Index.

Investing in less mature companies, smaller companies and companies with "special situations": These investments can be particularly sensitive to market movements, because they may be thinly traded and their market prices tend to reflect future expectations. Also, these companies often have limited product lines, markets or financial resources and their management personnel may lack depth and experience. (For an explanation of "special situations" see "investment styles" in Appendix C.)

This is a principal risk for the following Portfolios:
State Street Research Aurora Small Cap Value, Janus Mid Cap, MetLife Mid Cap Stock Index and Russell 2000 Index.

Investing in larger companies: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

This is a principal risk for the following Portfolios:
Putnam International Stock, Putnam Large Cap Growth, Janus Mid Cap, MetLife Mid Cap Stock Index and MetLife Stock Index.

Investing in fixed income securities: These types of investments are subject to loss in value if the market interest rates subsequently rise after purchase of the obligation. This risk is greater for investments with longer remaining durations. Another risk is that the issuer's perceived creditworthiness can drop and cause the fixed income investment to lose value or the issuer could default on interest or principal payments causing a loss in value. Lower rated instruments, especially so called "junk bonds," involve greater risks due to the financial health of the issuer and the economy generally and their market prices can be more volatile.

This is a principal risk for the Lehman Brothers Aggregate Bond Index
Portfolio.

Prepayment risk: Prepayment risk is the risk that an issuer of a debt security owned by a Portfolio repays the debt before it is due. This is most likely to occur when interest rates have declined and the issuer can therefore refinance the debt at a lower interest rate. A Portfolio that owns debt obligations that are prepaid would generally have to reinvest the amount prepaid in lower yielding instruments. Also, debt obligations that can be prepaid tend to increase less in value when interest rates decline, and decrease more when interest rates rise, than otherwise similar obligations that are not prepayable.

This is a principal risk for the Lehman Brothers Aggregate Bond Index
Portfolio.

Zero coupon risks: "Zero coupon" securities are debt obligations that provide for payment of interest at the maturity date, rather than over the life of the instrument. The values of zero coupon securities tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic payment of interest.

This is a principal risk for the Lehman Brothers Aggregate Bond Index
Portfolio.

Investing in securities of foreign issuers: Investments in securities that are traded outside the U.S. have additional risks beyond those of investing in U.S. securities. Foreign securities are frequently more volatile and less liquid than their U.S. counterparts for reasons that may include unstable political and economic climates, lack of standardized accounting practices, limited information available to investors and smaller markets that are more sensitive to trading activity. Also, changes in currency exchange rates have the potential of reducing gains or creating losses. There also can be risks of expropriation, currency controls, foreign taxation or withholding, and less secure procedures for transacting business in securities. The risks of investing in foreign securities are usually higher in emerging markets such as most countries in Southeast Asia, Eastern Europe, Latin America and Africa.

This is a principal risk for the following Portfolios:
Putnam International Stock, Morgan Stanley EAFE Index, and Janus Mid Cap.

Value investing: This investment approach has additional risk associated with it because the portfolio manager's judgement that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect.

This is a principal risk for the following Portfolios:
State Street Research Aurora Small Cap Value and Putnam International Stock.

Growth investing: This investment approach has additional risk associated with it due to the volatility of growth stocks. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

This is a principal risk for the following Portfolios:
Putnam International Stock, Putnam Large Cap Growth and Janus Mid Cap.

Index investing: Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. You, therefore, will bear the risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until a Portfolio can invest cash it receives and other tracking errors may result in a Portfolio's return being lower than the return of the applicable index.

This is a principal risk for the following Portfolios:
MetLife Stock Index, Morgan Stanley EAFE Index, Russell 2000 Index, MetLife Mid Cap Stock Index and Lehman Brothers Aggregate Bond Index.

Investing in medium sized companies: These companies present additional risks because their earnings are less predictable, their share prices more volatile, and their securities less liquid than larger, more established companies.

This is a principal risk for the following Portfolios:
Janus Mid Cap and MetLife Mid Cap Stock Index.

Defensive Strategies

Except with respect to the index Portfolios, portfolio managers generally may use defensive strategies. These include holding greater cash positions, short-term money market instruments or similar investments that are not within the Portfolio's usual investment strategy, but do not violate any prohibition to which the Portfolio is subject. Portfolio managers may use defensive strategies when they believe that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities. Adopting a defensive position, however, can mean that a Portfolio would be unable to meet its investment objective.

About The Investment Managers

[SIDEBAR: About MetLife]

Metropolitan Life Insurance Company ("MetLife") has overall responsibility for investment management for each Portfolio and day-to-day investment management responsibility for the index Portfolios. (MetLife also performs general administrative and management services for the Fund.) In addition, MetLife is the Fund's principal underwriter and distributor. MetLife also manages its own investment assets and those of certain affiliated companies and other entities. MetLife is a life insurance company which sells insurance policies and annuity contracts. As of September 30, 2000 MetLife had $423.2 billion in assets under management. Of this approximately $121.6 billion was attributable to the Nvest Companies, L.P. ("Nvest"). In October, MetLife sold its interests in Nvest and has approximately $301.6 billion in assets under management. MetLife is the parent of Metropolitan Tower Life Insurance Company ("Metropolitan Tower").

[SIDEBAR: Portfolio management of the State Street Research Aurora Small Cap Value Portfolio]

State Street Research & Management Company ("State Street Research") is the sub-investment manager for the State Street Research Aurora Small Cap Value Portfolio. It is a Delaware corporation and traces its history back to 1924. It is a wholly-owned indirect subsidiary of MetLife. In addition to the Fund, it provides investment management services to several mutual funds and institutional clients. As of December 31, 1999, State Street Research had investment arrangements in effect for about $54 billion in assets.

Rudolph K. Kluiber has been responsible for the Portfolio's day-to-day management since its inception. A senior vice president, he joined State Street Research in 1989 and has worked as an investment professional since 1988.

[SIDEBAR: Portfolio management of the Putnam Portfolios]

Putnam Investment Management, Inc. ("Putnam") is the sub-investment manager of the Putnam Portfolios. Putnam, a Massachusetts corporation, has managed mutual funds since 1937. As of December 31, 1999, Putnam and its affiliates managed in excess of $391 billion of retail and institutional investors worldwide. All of the outstanding voting and nonvoting securities of Putnam are held of record by Putnam Investments, Inc., which is, in turn, except for a minority interest owned by employees, owned by Marsh & McLennan Companies, Inc., an NYSE listed public company whose business is insurance brokerage, investment management and consulting.

The following gives you information on the portfolio managers for the Putnam Portfolios:.

Putnam International Stock Portfolio:

The Portfolio is managed by Putnam's Core International team, with Omid Kamshad, Managing Director, as the lead manager. Mr. Kamshad has been employed by Putnam since 1996. Prior to 1996, Mr. Kamshad was employed at Lombard Odier International Portfolio Management Limited. Prior to April, 1995 he was employed at Baring Asset Management Company. He also has portfolio management responsibilities on the Putnam teams that manage European Core, Global Core, and Core International Small Cap institutional portfolios.

Until January 24, 2000, Santander Global Advisors, Inc. ("Santander") was the sub-investment manager for the Portfolio (then known as the Santander International Stock Portfolio). On January 11, 2000, the Board of Directors of the Fund voted to terminate the sub-investment management agreement with Santander relating to the Portfolio effective January 24, 2000. The Board also voted to retain Putnam as the new sub-investment manager effective the same date. The shareholders of the Portfolio approved Putnam as the new sub-investment manager at a special meeting of shareholders on March 31, 2000.

Putnam Large Cap Growth Portfolio:

The Portfolio is managed by Putnam's Large Cap Growth team, with Jeffrey R. Lindsey, Senior Vice President, as the lead manager. Mr. Lindsey has been employed by Putnam since 1994. He is responsible for Core Growth Equity and Concentrated Growth Equity institutional portfolios, is lead manager of Putnam Growth Opportunities Fund and co-manager of Voyager II and New Opportunities Fund.

[SIDEBAR: Portfolio management of the Janus Mid Cap Portfolio]

Janus Capital Corporation ("Janus") is the sub-investment manager for the Janus Mid Cap Portfolio. It is a Colorado corporation that began providing investment management services at its inception in 1970. In addition to the Fund, it provides investment management services to several mutual funds and several individual and institutional clients. As of December 31, 1999, Janus managed approximately $248 billion in assets.

James P. Goff, Vice President since December 1993 and Portfolio Manager, joined Janus in 1988. He is the portfolio manager for the Portfolio and has been primarily responsible for its day-to-day management since its inception in

March, 1997. He is also a portfolio manager for other investment portfolios. Over the past five years, he has also been Portfolio Manager at Janus.

[SIDEBAR: Investment Management Fees]

The Fund pays MetLife monthly for its investment management services. MetLife pays each sub-investment manager for their investment management services. There is no separate charge to the Fund for the sub-investment management services.

For the Portfolios indicated below, the following table shows the investment management and sub-investment management fees for the year ending December 31, 1999 as an annual percentage of the average daily net assets of each Portfolio.

                                                                     % of Average
                                                                   Daily Net Assets
                                        % of Average                   Paid by
                                      Daily Net Assets                Investment
                                          Paid to                     Manager to
                                         Investment                 Sub-Investment
Portfolio                                 Manager                      Manager
-----------------------------------------------------------------------------------
MetLife Stock Index                         .25%                          N/A
-----------------------------------------------------------------------------------
Putnam International Stock/1/               .75%                         .55%
-----------------------------------------------------------------------------------
Janus Mid Cap                               .67%                         .49%
-----------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index                                       .25%                          N/A
-----------------------------------------------------------------------------------
Russell 2000 Index                          .25%                          N/A
-----------------------------------------------------------------------------------
Morgan Stanley EAFE Index                   .30%                          N/A

The Portfolios indicated in the following table commenced operations on or after May 1, 2000. The following shows the investment management and sub-investment management fee schedules as an annual percentage of the average daily net assets of each Portfolio.

                                                                         % per
                                           % per                         annum
                                           annum                        Paid to
                            Average       paid to        Average          Sub-
                           Daily Net     Investment     Daily Net      Investment
Portfolio                   Assets        Manager         Assets        Manager
---------------------------------------------------------------------------------
Metlife Mid Cap Stock
Index                  All assets           .25%           N/A             N/A
---------------------------------------------------------------------------------
Putnam Large Cap       1st $500 million     .80%    first $150 million    .50%
Growth                 next $500 million    .75%    next $150 million     .45%
                       over $1 billion      .70%    over $300 million     .35%
---------------------------------------------------------------------------------
State Street Research  1st $500 million     .85%    first $50 million     .55%
Aurora                 next $500 million    .80%    next $75 million      .50%
Small Cap Value        over $1 billion      .75%    next $100 million     .45%
                                                    over $225 million     .40%

/1/For the year ending December 31, 1999, Santander Global Advisors, Inc. ("Santander") was sub-investment manager. Beginning January 24, 2000, Putnam replaced Santander as sub-investment manager. MetLife paid all sub-investment management fees to Santander.

[SIDEBAR: Fund Expenses]

The Fund is responsible for paying its own expenses. However, MetLife voluntarily pays expenses of certain Portfolios in excess of a certain percentage of net assets until the earlier of either total net assets of the Portfolio reach a certain limit or a certain date as follows:

                                               SUBSIDIZED
                                              EXPENSES* IN  TOTAL NET
PORTFOLIO                                      EXCESS OF      ASSETS     DATE
Morgan Stanley EAFE Index                        0.40%     $200 million 4/30/01
Putnam Large Cap Growth                          0.20%     $100 million  7/4/02
State Street Research Aurora Small Cap Value     0.20%     $100 million  7/4/02
Metlife Mid Cap Stock Index                      0.20%     $100 million  7/4/02

Russell 2000 Index                               0.30%     $200 million 4/30/01

--------
*Expenses for this purpose exclude the investment management fees payable to MetLife, brokerage commissions on portfolio transactions (including any other direct costs related to portfolio investment transactions), amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, taxes, interest and other loan costs owed by the Fund and any unusual one-time expenses (such as legal related expenses).

MetLife also paid such excess expenses for the Janus Mid Cap Portfolio until December 31, 1997, for the Russell 2000 Index Portfolio until December 3, 1999 and for the Lehman Brothers Aggregate Bond Index Portfolio until July 13, 1999. These subsidies and other prior expense reimbursement arrangements can increase the performance of the Portfolios. MetLife also has the right to stop these payments at any time upon notice to the Board of Directors and to Fund shareholders.

Portfolio Turnover Rates

The rate of portfolio turnover is the annual amount, expressed as a percentage, of a Portfolio's securities that it replaces in one year. The portfolio turnover rate will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Portfolio. Portfolio turnover may vary from year to year or within a year, depending upon economic, market or business conditions and client contributions and withdrawals. To the extent that brokerage commissions and transaction costs are incurred in buying and selling portfolio securities, the rate of portfolio turnover could affect each Portfolio's net asset value. The historical rates of portfolio turnover for all of the Portfolios are set forth in the Prospectus under the Financial Highlights.

Dividends, Distributions and Taxes

[SIDEBAR: Dividends are reinvested]
The Fund intends to qualify as a regulated investment company under the tax law and, as such distributes substantially all of each Portfolio's ordinary net income and capital gains each calendar year as a dividend to the separate accounts funding the Contracts to avoid an excise tax on certain undistributed amounts. The Fund expects to pay no income tax. Dividends are reinvested in additional full and partial shares of the Portfolio as of the dividend payment date.

The Fund and its Portfolios intend to comply with special diversification and other tax law requirements that apply to investments under variable life insurance and annuity contracts. Under these rules, shares of the Fund will generally only be available through the purchase of a variable life insurance or annuity contract. Income tax consequences to Contract owners who allocate premiums to Fund shares are discussed in the prospectus for the Contracts that is attached at the front of this Prospectus.

General Information about the Fund and its Purpose

The Fund is an open-end management investment company (or "mutual fund"). The Fund is a "series" type of mutual fund, which issues separate classes (or series) of stock. Each class or series represents an interest in a separate portfolio of Fund investments ("Portfolio").

The Fund offers its shares to MetLife and its affiliated insurance companies ("Insurance Companies"), including New England Life Insurance Company. The Insurance Companies hold the Fund's shares in separate accounts that they use to support variable life insurance policies and variable annuity contracts (together, the "Contracts"). Not all of the Portfolios of the Fund are available to each of these separate accounts. An Insurance Company holding Fund shares for a separate account has different rights from those of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus refer to the Insurance Companies, and not to any Contract owner.

[SIDEBAR: Contract owners may allocate the amounts under the Contracts for ultimate investment in the Portfolios.]

Within limitations described in the appropriate Contract, owners may allocate the amounts under the Contracts for ultimate investment in the various Portfolios of the Fund. See the prospectus which is attached at the front of this Prospectus for a description of (a) the Contract, (b) the Portfolios of the Fund that are available under that Contract and (c) the relationship between increases or decreases in the net asset value of Fund shares (and any dividends and distributions on such shares) and the benefits provided under that Contract.

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees, and different sizes.

It is conceivable that in the future it may be disadvantageous for different types of variable life insurance and variable annuity separate accounts to invest simultaneously in the Fund. However, the Fund, New England Life Insurance Company and MetLife do not currently foresee any such disadvantages. The Fund's Board of Directors intends to monitor for the existence of any material irreconcilable conflict between or among such owners, and the Insurance Companies will take whatever remedial action may be necessary.

Sale and Redemption of Shares

[SIDEBAR: Fund shares are available only through variable life and variable annuity contracts.]

Except for the State Street Research Aurora Small Cap Value, Putnam International Stock and Putnam Large Cap Growth Portfolios, the Fund offers two classes of shares on behalf of each of the Portfolios offered by this Prospectus, Class A and Class B shares. There are no Class B shares for the State Street Research Aurora Small Cap Value, Putnam International Stock and the Putnam Large Cap Growth Portfolios. Both classes of shares are sold and redeemed at a price equal to the net asset value without any sales charge. The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for the Fund's Class B shares. Under the Class B Distribution Plan, the Class B shares of the Fund pay an annual fee to compensate certain other parties for promoting, selling, and servicing the Class B shares of a Portfolio. These other parties may include the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of the Contracts. The annual fee equals 0.25% of each Portfolio's average daily net assets. These fees will increase your cost of investing over time and may cost more than other types of sales charges.

The Insurance Companies purchase or redeem shares of each Portfolio, based on, among other things: (a) the amount of net Contract premiums or purchase payments transferred to the separate accounts; (b) transfers to or from separate account investment divisions; (c) policy loans; (d) loan repayments; and (e) benefit payments to be effected on a given date under the Contracts. Generally, these purchases and redemptions are priced using the Portfolio net asset value computed for the same date and time as are used to price the corresponding Contract transaction.

The Portfolios are not designed for market timers, or large or frequent transfers. The Fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (a) requested an exchange out of the Portfolios within two weeks of an earlier exchange request, or (b) exchanged shares out of the Portfolios more than twice in a calendar quarter, or (c) exchanged shares equal to at least $5 million, or more than 1% of the Portfolios net assets, or (d) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Each Portfolio's net asset value per share is calculated by taking its assets (including dividends and interest received or accrued), deducting its liabilities (including accrued expenses and dividends payable) and dividing the result by the total number of the Portfolio's outstanding shares. To determine the value of a Portfolio's assets, cash and receivables are valued at their face amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date.

Securities, options and futures contracts held by the Portfolios are valued at market value. Short-term debt instruments with a maturity of 60 days or less held by all Portfolios are valued on an amortized cost basis. When market quotations are not readily available for securities and assets, or when the Board of Directors determines that customary pricing procedures would result in an unreliable valuation, they are valued at fair value as determined by the Board of Directors. Such a fair value procedure could be followed, for example, if (a) an event occurs after the time of the most recent available market quotations that is likely to have affected the value of those securities

[SIDEBAR: A Portfolio's net asset value per share is determined once daily.]

or (b) such market quotations for other reasons do not reflect information material to the value of those securities. The possibility of fair value pricing means that changes in a Portfolio's net asset value may not always correspond to changes in quoted prices of a Portfolio's investments.

A Portfolio's net asset value per share is determined once daily immediately after any dividends are declared and is currently determined at the close of regular trading on the New York Stock Exchange. When it is open, regular trading on the New York Stock Exchange usually ends at 4:00 p.m., Eastern time. The net asset value may also be determined on days when the New York Stock Exchange is closed when there has been trading in a Portfolio's securities which would result in a material change in the net asset value.

Financial Highlights

The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years, or since inception of the Portfolio if shorter. Certain information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate that a shareholder would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses that apply at the separate account level or to related Contracts. Inclusion of these charges would reduce the total return figures for all periods shown. All of the information in the table is for the Class A shares of each Portfolio, because no Class B shares were outstanding during any of the periods covered by the table. However, all of the Portfolios other than the State Street Research Aurora Small Cap Value, Putnam International Stock, and Putnam Large Cap Growth Portfolios will also be issuing Class B shares in the future. The results for the Class B shares would be the same as that for the Class A shares, reduced by the Rule 12b-1 fee to which the Class B shares are subject. The Rule 12b-1 fee applicable to the Class B shares is at an annual rate of .25% of the average daily net assets of the applicable Portfolio. These financial highlights (with the exception of the period ended June 30, 2000) have been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS



                                                                              MetLife Stock Index Portfolio
                                                  --------------------------------------------------------------------------------
Selected Data For a Share of Capital               For Six Months
Stock Outstanding Throughout Period:                   Ended                             Year Ended December 31,
                                                   June 30, 2000   ----------------------------------------------------------------
                                                    (unaudited)        1999         1998          1997          1996        1995
                                                                   ----------   ----------    ----------    ----------    --------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period.............     $40.59           $35.38       $28.78        $22.23        $18.56      $13.87
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income..........................       0.17             0.37         0.37          0.34          0.33        0.32
  Net realized and unrealized gain/(loss)........      (0.39)            6.89         7.75          6.79          3.88        4.79
                                                  ----------       ----------   ----------    ----------    ----------    --------
    Total From Investment Operations.............      (0.22)            7.26         8.12          7.13          4.21        5.11
                                                  ----------       ----------   ----------    ----------    ----------    --------
Less Distributions:
  Dividends from net investment income...........         --            (0.36)       (0.36)        (0.34)        (0.33)      (0.32)
  Distributions from net realized capital gains..         --            (1.69)       (1.16)        (0.24)        (0.21)      (0.10)
                                                  ----------       ----------   ----------    ----------    ----------    --------
    Total Distributions..........................         --            (2.05)       (1.52)        (0.58)        (0.54)      (0.42)
                                                  ----------       ----------   ----------    ----------    ----------    --------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period...................     $40.37           $40.59       $35.38        $28.78        $22.23      $18.56
-----------------------------------------------------------------------------------------------------------------------------------
  Total return...................................      (0.54)%          20.79%       28.23%        32.19%        22.66%      36.87%

Supplemental Data/Significant Ratios:
  Net assets at end of period (000's)............ $4,348,518       $4,205,202   $3,111,919    $2,020,480    $1,122,297    $635,823
  Operating expenses to average net assets.......       0.28%*           0.29%        0.30%         0.33%         0.30%       0.32%
  Net investment income to average net assets....       0.88%*           1.01%        1.21%         1.47%         1.91%       2.22%
  Portfolio turnover.............................       6.13%            8.77%       15.07%        10.69%        11.48%       6.35%

                                                                          Putnam International Stock Portfolio +
                                                  ---------------------------------------------------------------------------------
Selected Data For a Share of Capital              For Six Months
Stock Outstanding Throughout Period:                  Ended                             Year Ended December 31,
                                                  June 30, 2000    ----------------------------------------------------------------
                                                   (unaudited)         1999         1998          1997          1996        1995
                                                                   ----------   ----------    ----------    ----------    --------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period.............     $13.87           $14.14       $11.67        $11.95        $12.29      $12.30
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income..........................       0.03             0.13         0.13          0.10          0.07        0.03
  Net realized and unrealized gain/(loss)........      (0.09)            2.05         2.50         (0.38)        (0.28)       0.07
                                                  ----------       ----------   ----------    ----------    ----------    --------
    Total From Investment Operations.............      (0.06)            2.18         2.63         (0.28)        (0.21)       0.10.
                                                  ----------       ----------   ----------    ----------    ----------    --------
Less Distributions:
  Dividends from net investment income...........         --            (0.13)       (0.16)           --            --       (0.04)
  Distributions from net realized capital gains..         --            (2.32)          --            --         (0.13)      (0.07)
                                                  ----------       ----------   ----------    ----------    ----------    --------
    Total Distributions..........................         --            (2.45)       (0.16)           --         (0.13)      (0.11)
                                                  ----------       ----------   ----------    ----------    ----------    --------
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE: End of period...................     $13.81           $13.87       $14.14        $11.67        $11.95      $12.29
------------------------------------------------------------------------------------------------------------------------------------

  Total return...................................      (0.43)%          16.44%       22.56%        (2.34)%       (1.77)%      0.84%

Supplemental Data/Significant Ratios:
  Net assets at end of period (000's)............   $342,980         $317,831     $297,381      $267,089      $303,826    $297,461
  Operating expenses to average net assets.......       1.03%*           0.97%        1.02%         1.03%         0.97%       1.01%
  Net investment income to average net assets....       0.55%*           0.95%        0.87%         0.77%         0.56%       0.21%
  Portfolio turnover.............................     273.96%           86.77%      156.32%       182.11%       116.67%      86.24%


--------------------
+ Formerly Santander International Stock Portfolio.
* Ratios have been determined based on annualized operating results for the period. Twelve month results may be different.

                              FINANCIAL HIGHLIGHTS


                                                                                    Janus Mid Cap Portfolio
                                                                     -------------------------------------------------
Selected Data For a Share of Capital                                     For Six Months   Year Ended December 31,
Stock Outstanding Throughout Period:                                         Ended     -------------------------------
                                                                         June 30, 2000 1999        1998        1997A
                                                                          (unaudited)  ------      ------      ------
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period.................................    $36.54        $17.44      $12.77      $10.00
----------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income/(loss).......................................      (0.05)       (0.05)      (0.02)       0.01
  Net realized and unrealized gain/(loss)............................      (0.80)       21.14        4.77        2.81
                                                                         -------       ------      ------      ------
    Total From Investment Operations.................................      (0.85)       21.09        4.75        2.82
                                                                         -------       ------      ------      ------
Less Distributions:
  Dividends from net investment income...............................         --           --          --       (0.01)
  Distributions from net realized capital gains......................         --        (1.99)      (0.08)      (0.04)
                                                                         -------       ------      ------      ------
    Total Distributions..............................................         --        (1.99)      (0.08)      (0.05)
                                                                         -------       ------      ------      ------
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period.......................................     $35.69       $36.54      $17.44      $12.77
----------------------------------------------------------------------------------------------------------------------
Total return.........................................................      (2.33)%     122.92%      37.19%      28.22%

Supplemental Data/Significant Ratios:
------------------------------------
  Net assets at end of period (000's)................................ $2,479,410   $1,931,797    $371,504    $103,852
  Net expenses to average net assets.................................       0.69%*       0.71%       0.81%       0.85%*
  Operating expenses to average net assets before
  voluntary expense reimbursements...................................        N/A          N/A         N/A        0.99%*
  Net investment income to average net assets........................      (0.32)%*     (0.41)%     (0.22)%      0.10%*
  Net investment income to average net assets before
  voluntary expense reimbursements...................................        N/A          N/A         N/A       (0.40)%*
  Portfolio turnover.................................................     153.78%      103.28%     106.66%      74.70%


                                                      Lehman Brothers Aggregate Bond
                                                            Index Portfolio                          Morgan Stanley EAFE Index
                                                 --------------------------------------     ---------------------------------------
Selected Data For a Share of Capital             For Six Months                             For Six Months
Stock Outstanding Throughout Period:                  Ended      Year Ended December 31,         Ended      Year Ended December 31,
                                                  June 30, 2000  -----------------------     June 30, 2000  -----------------------
                                                   (unaudited)      1999           1998C      (unaudited)    1999         1998C
                                                                  --------        -------                    -------      -------
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE: Beginning of period...............    $9.45        $10.06         $10.00        $13.34       $10.80       $10.00
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations:
  Net investment income/(loss).....................     0.32          0.48           0.07          0.08         0.10         0.01
  Net realized and unrealized gain/(loss)..........     0.05         (0.62)          0.07         (0.66)        2.58         0.80
                                                    --------      --------        -------       -------      -------      -------
    Total From Investment Operations...............     0.37         (0.14)          0.14         (0.58)        2.68         0.81
                                                    --------      --------        -------       -------      -------      -------
Less Distributions:
  Dividends from net investment income.............       --         (0.47)         (0.08)           --        (0.06)       (0.01)
  Distributions from net realized capital gains....       --            --B            --            --        (0.08)          --
                                                    --------      --------        -------       -------      -------      -------
    Total Distributions............................       --         (0.47)         (0.08)           --        (0.14)       (0.01)
                                                    --------      --------        -------       -------      -------      -------
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE: End of period.....................    $9.82         $9.45         $10.06        $12.76       $13.34       $10.80
------------------------------------------------------------------------------------------------------------------------------------

  Total return.....................................     3.92%        (1.37)%         1.38%        (4.35)%      24.90%        8.11%

Supplemental Data/Significant Ratios:
------------------------------------
  Net assets at end of period (000's).............. $135,423      $129,339        $58,810       $90,971      $82,355      $25,453
  Net expenses to average net assets...............     0.36%*        0.40%          0.42%*        0.55%*       0.50%        0.49%*
  Operating expenses to average net assets before
  voluntary expense reimbursements.................      N/A           N/A           0.59%*        0.97%*       1.77%        1.41%*
  Net investment income to average net assets......     6.59%*        6.06%          5.28%*        1.39%*       1.25%        0.71%*
  Net investment income to average net assets
  before voluntary expense reimbursements..........      N/A           N/A           5.11%*        0.97%*       (0.02)%     (0.21)%*

  Portfolio turnover...............................    18.21%        96.19%         11.08%        14.23%       43.67%       12.68%

A For the period March 3, 1997 (commencement of operations) to December 31,
1997.
B Less than $.005 per share.
C For the period November 9, 1998 (commencement of operations) to December 31, 1998.

* Ratios have been determined based on annualized operating results for the period. Twelve month results may be different.

                             FINANCIAL HIGHLIGHTS


                                                                                                             Putnam Large
                                                                                                              Cap Growth
                                                                       Russell 2000 Index Portfolio            Portfolio
                                                                 ---------------------------------------    ----------------
Selected Data For a Share of Capital                             For Six Months                              For the Period
Stock Outstanding Throughout Period:                                 Ended       Year Ended December 31,      May 1, 2000B
                                                                 June 30, 2000   -----------------------    to June 30, 2000
                                                                  (unaudited)       1999         1998A         (unaudited)
                                                                                 ---------     ---------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period............................     $12.52         $10.53        $10.00           $10.00
-------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income/(loss)..................................       0.04           0.08          0.02               --
  Net realized and unrealized gain/(loss).......................       0.26           2.29          0.53            (0.01)
                                                                  ---------      ---------     ---------        ---------
    Total From Investment Operations............................       0.30           2.37          0.55            (0.01)
                                                                  ---------      ---------     ---------        ---------
Less Distributions:
  Dividends from net investment income..........................         --          (0.08)        (0.02)              --
  Distributions from net realized capital gains.................         --          (0.30)           --               --
                                                                  ---------      ---------     ---------        ---------
    Total Distributions.........................................         --          (0.38)        (0.02)              --
                                                                  ---------      ---------     ---------        ---------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period..................................     $12.82         $12.52        $10.53            $9.99
-------------------------------------------------------------------------------------------------------------------------------
  Total return..................................................       2.40%         22.73%         5.48%           (0.10)%

Supplemental Data/Significant Ratios:
  Net assets at end of period (000's)...........................   $128,924       $111,729       $38,147           $8,504
  Net expenses to average net assets............................       0.57%*         0.45%         0.40%*           0.90%*
  Operating expenses to average net assets before voluntary
  expense reimbursements........................................       0.59%*         0.89%         1.04%*           2.77%*
  Net investment income to average net assets...................       0.66%*         1.04%         1.46%*          (0.19)%*
  Net investment income to average net assets before voluntary
  expense reimbursements........................................       0.64%*         0.59%         0.82%*          (2.06)%*
  Portfolio turnover............................................     110.65%         67.01%         2.80%           28.49%

A For the period November 9, 1998 (commencement of operations) to December 31,
  1998.

B Commencement of operations.

* Ratios have been determined based on annualized operating results for the period. Twelve month results may be different.

See Notes to Financial Statements.

Appendix A To Prospectus

Portfolio Manager Prior Performance

Because it commenced operations only on November 9, 1998, limited performance history is available for the Lehman Brothers Aggregate Bond Index Portfolio. The following, however, sets forth total return information for the one-year, three-year, five-year and ten-year periods ended December 31, 1999 (or since inception if more recent) for certain similar accounts that are managed by MetLife, the investment manager of this Portfolio. Year-to-date information is also given for the nine months ended September 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions.

Because Putnam Large Cap Growth did not commence operations until May 1, 2000, and State Street Research Aurora Small Cap Value did not commence operations until July 5, 2000, limited performance history is available for these Portfolios. The following, however, sets forth total return information for the one-year, three-year, five-year and ten-year periods ended December 31, 1999 (or since inception if more recent) for certain similar accounts that are managed by the same sub-investment managers as are these two Portfolios. Year-to-date information is also given for the nine months ended September 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions.

The tables also show the total return information for appropriate indices for the same periods. The index performance information set forth below does not reflect any fees and expenses that the applicable Fund Portfolio will bear. Finally each table also shows the related Fund Portfolio over the period of its existence.

Each sub-investment manager has represented to the Fund that, except as otherwise noted, the similar accounts for which performance figures are shown include all of the sub-investment manager's investment company and other accounts that (a) have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the corresponding Portfolio, (b) are of sufficient size that their performance would be considered relevant to the owner of a policy or contract investing in that Portfolio and (c) are otherwise deemed sufficiently comparable to warrant including their performance. No such similar account performance information is available with respect to the MetLife Mid Cap Stock Index Portfolio, which commenced operations on July 5, 2000.

The similar accounts are shown for illustrative purposes only and do not necessarily predict future performance of the Portfolios. You should be aware that the Portfolios are likely to differ from other accounts managed by the same sub-investment manager in such matters as size, cash flow pattern, expense levels and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio will vary from those of such other accounts.

The performance figures set forth below do not reflect any of the charges and deductions under the terms of the variable annuity contracts and variable life insurance policies that may invest in the Portfolios. These charges may be substantial and will cause the investment return under such a contract or policy to be less than that of the Portfolio. Such charges are discussed in detail in the appropriate Contract prospectus.

MetLife

                                            Lehman Brothers  Lehman Brothers
  Total Return for          MetLife Fixed      Aggregate      Aggregate Bond
 Period (unaudited)       Income Account/1/  Bond Index/2/  Index Portfolio/4/
 ------------------       ----------------- --------------- ------------------
 Year to Date (ended
  9/30/2000)                    6.86%            7.12%             6.73%
 One Year (12/31/98 to
  12/31/99)                    -0.65%           -0.82%            -1.62%
 Three Year (12/31/96 to
  12/31/99), annualized         5.87%            5.74%              --
 8/1/96 to 12/31/99,
  annualized/3/                 6.61%            6.19%              --

--------
/1/ As of December 31, 1999 the MetLife Fixed Income Account, a non-mutual fund separate account, had assets of $400 million. The MetLife Fixed Income Account is not an SEC registered investment company and does not comply with requirements of Subchapter M of the Internal Revenue Code. The management of the Account would not have been affected had the Account been a registered investment company that complied with all legal requirements applicable to such companies and Subchapter M of the Code. The total returns were calculated using the estimated fees and expenses (including the 12b-1 fees paid by Class B shares of the Lehman Brothers Aggregate Bond Index Portfolio) of the Lehman Brothers Aggregate Bond Index Portfolio. Performance figures are based on historical performance and do not guarantee future results.
/2/ Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Index, the Lehman Brothers Mortgaged-Backed Securities Index, and the Lehman Brothers Asset-Backed Securities Index and effective July 1, 1999, the Lehman Brothers Commercial Mortgage-Backed Securities Index. Performance for the index has been obtained from public sources and has not been audited.
/3/ MetLife was not the investment manager of the separate account until August 1, 1996. Prior thereto an affiliate of MetLife was the investment manager for the separate account.
/4/ Performance adjusted to reflect the 12b-1 fees paid by Class B shares.

Putnam

                             Putnam          Lipper
                             Growth      Variable Funds
  Total Return for        Opportunities Underlying Growth            Putnam Large Cap
 Period (unaudited)          Fund/1/    Funds Average/2/  S&P 500/2/ Growth Portfolio
 ------------------       ------------- ----------------- ---------- ----------------
 Year to Date (ended
  9/30/2000)                  2.37%           3.75%          1.39%        -3.60%
 One Year (12/31/98 to
  12/31/99)                  51.37%          29.97%         21.04%          --
 Three Year (12/31/96 to
  12/31/99, annualized)      46.62%          26.79%         27.56%          --
 10/2/95 to 12/99,
  annualized (since
  inception of the
  Putnam Growth
  Opportunities Fund)        38.20%          23.13%         26.55%          --

--------
/1/ As of December 31, 1999 the Putnam Growth Opportunities Fund, a mutual fund, had assets of $5.3 billion. The total returns were calculated using the actual fees and expenses of the fund whose performance is shown. Had the Portfolio's estimated fees and expenses been used (whether before or after estimated expense reimbursement), the performance figures would have been lower. Performance figures are based on historical performance and do not guarantee future results.

/2/ The Lipper Variable Funds Underlying Growth Funds Average represents the average total return based on net asset values of all underlying growth funds. The S&P 500 Index is an unmanaged index of common stocks that are primarily issued by companies with large aggregate market values. Performance for the indices has been obtained from public sources and has not been audited.

State Street Research

                                                                  State Street
                           State Street  Russell 2000            Research Aurora
  Total Return for           Research       Value                Small Cap Value
 Period (unaudited)       Aurora Fund/1/   Index/2/   S&P 500/2/    Portfolio
 ------------------       -------------- ------------ ---------- ---------------
 Year to Date (ended
  9/30/2000)                  32.00%        13.62%       1.39%        9.40%
 One Year (12/31/98 to
  12/31/99)                   33.91%        -1.49%      21.04%         --
 Three Year (12/31/96 to
  12/31/99), annualized       18.74%         6.69%      27.56%         --
 2/13/95 to 12/99,
  annualized (since in-
  ception of the State
  Street Research Aurora
  Fund)                       26.68%        13.23%      28.22%         --

--------
/1/ As of December 31, 1999, the State Street Research Aurora Fund, a mutual fund, had assets of $525.9 million. The total returns were calculated using the actual fees and expenses of the fund for class S shares whose performance is shown. Had the Portfolio's estimated fees and expenses been used (whether before or after estimated expense reimbursement) the performance figures would have been lower. Performance figures are based on historical performance and do not guarantee future results.
/2/ The Russell 2000 Value Index is an unmanaged index of common stocks that are primarily issued by the 2000 smallest companies with the Russell 3000 Index. The S&P 500 Index is an unmanaged index of common stocks that are primarily issued by companies with large aggregate market values. Performance for the indices has been obtained from public sources and has not been audited.

Appendix B To Prospectus

Certain Investment Practices

The Table that follows sets forth certain investment practices in which some or all of the Portfolios may engage. These practices will not be the primary activity of any Portfolio, however, except if noted under "Risk/Return Summary" in the Prospectus. The following Portfolio numbers are used in the table:

 Portfolio
  Number   Portfolio Name
 --------- --------------
    1.     Putnam International Stock
    2.     Janus Mid Cap
           Lehman Brothers Aggregate Bond
    3.     Index
    4.     MetLife Stock Index
    5.     Morgan Stanley EAFE Index

 Portfolio
  Number   Portfolio Name
 --------- --------------
    6.     Russell 2000 Index
    7.     MetLife Mid Cap Stock Index
    8.     Putnam Large Cap Growth
    9.     State Street Research Aurora Small
           Cap Value


                                                                      Percentage limit per Portfolio
  Item   Investment practice                            Portfolios    on assets/1/
----------------------------------------------------------------------------------------------------
   1     Sell covered call options on securities and    All           None
         stock indices as a hedge against or to
         minimize anticipated loss in value.
----------------------------------------------------------------------------------------------------
   2     Sell covered put options on securities and     1,2,8,9       None
         stock indices to earn additional income, as a
         hedge against or to minimize anticipated loss
         in value.
----------------------------------------------------------------------------------------------------
   3     Sell covered put and covered call options on   1,2,9         None
         currencies as a hedge against anticipated
         declines in currency exchange rates in which
         securities are held or to be purchased or to
         earn additional income.
----------------------------------------------------------------------------------------------------
   4     Purchase put options on securities and         All           None
         indices that correlate with a Portfolio's
         securities for defensive purposes in order to
         protect against anticipated declines in
         values.
----------------------------------------------------------------------------------------------------
   5     Purchase call options on securities and        All           None
         indices that correlate with that Portfolio's
         securities.
----------------------------------------------------------------------------------------------------
   6     Purchase put options on currencies for         1,2,9         None
         defensive purposes in order to protect
         against anticipated declines in values on
         currencies in which a Portfolio's securities
         are or may be denominated.
----------------------------------------------------------------------------------------------------
   7     Purchase call options on currencies that       1,2,9         None
         correlate with the currencies in which the
         Portfolio's securities may be denominated.
----------------------------------------------------------------------------------------------------
   8     Purchase and sell otherwise permitted stock,   1,2,9         None
         currency, and index put and call options
         "over-the-counter" (rather than only on
         established exchanges).
----------------------------------------------------------------------------------------------------
   9     Purchase and sell futures contracts (on        All, except   Combined limit on the sum of
         recognized futures exchanges) on debt          4,5,6,7       the initial margin for
         securities and indices of debt securities as                 futures and options sold on
         a hedge against or to minimize adverse                       futures, plus premiums paid
         principal fluctuations resulting from                        for unexpired options on
         anticipated interest rate changes or to                      futures, is 5% of total
         adjust exposure to the bond market.                          assets (excluding "in the
                                                                      money" and, for Portfolio 2,
                                                                      "bona fide hedging" as
                                                                      defined by the Commodity
                                                                      Futures Trading Commission)
----------------------------------------------------------------------------------------------------
  10     Purchase and sell future contracts (on         All, except   Same as Item 9
         recognized futures exchanges) on equity        3
         securities or stock indices as a hedge or to
         enhance return.
----------------------------------------------------------------------------------------------------
  11     Purchase and sell currency futures contracts   1,2,9         Same as Item 9
         (on recognized futures exchanges) as a hedge
         or to adjust exposure to the currency market.
----------------------------------------------------------------------------------------------------
  12     Sell covered call options on and purchase put  All           Same as Item 9
         and call options contracts on futures
         contracts (on recognized futures exchanges)
         of the type and for the same reasons the
         Portfolio is permitted to enter futures
         contracts.
----------------------------------------------------------------------------------------------------
  13     Sell covered put options on futures contracts  1,2,8,9       Same as Item 9
         (on recognized futures exchanges) of the type
         and for the same reasons the Portfolio is
         permitted to enter into futures contracts.

                                                                       Percentage limit per Portfolio
  Item   Investment practice                            Portfolios     on assets/1/
-----------------------------------------------------------------------------------------------------
  14     Enter into forward foreign currency exchange   All, except    None
         contracts to hedge currency risk relating to   4,6,7
         securities denominated, exposed to, or traded
         in a foreign currency in which the Portfolio
         may invest.
-----------------------------------------------------------------------------------------------------
  15     Enter into forward foreign currency exchange   1,2,9          5% of total assets
         contracts for non hedging purposes.
-----------------------------------------------------------------------------------------------------
  16     Enter into transactions to offset or close     All            None
         out any of the above.
-----------------------------------------------------------------------------------------------------
  17     Mortgage-related securities (except for IOs    All            None
         and POs).
-----------------------------------------------------------------------------------------------------
  18     Mortgage related interest only (IOs) and       All, except    None
         principal only (POs) securities.               4,5,6,7
-----------------------------------------------------------------------------------------------------
  19     Use swaps, caps, floors and collars on         1,2,3,8,9      None
         interest rates, currencies and indices as a
         risk management tool or to enhance return.
-----------------------------------------------------------------------------------------------------
  20     Invest in foreign securities (including        A. 4,6,7,8     A. 10% of total assets in
         investments through European Depository                         securities of foreign
         Receipts ("EDRs") and International                             issuers except 25% of
         Depository Receipts ("IDRs")).                                  total assets may be
                                                                         invested in securities
                                                                         issued, assumed, or
                                                                         guaranteed by foreign
                                                                         governments or their
                                                                         political subdivisions or
                                                                         instrumentalities; assumed
                                                                         or guaranteed by domestic
                                                                         issuers; or issued,
                                                                         assumed, or guaranteed by
                                                                         foreign issuers with a
                                                                         class of securities listed
                                                                         on the New York Stock
                                                                         Exchange.*
                                                        B. 1,3,5,9     B. None
                                                        C. 2           C. 30% of total assets in
                                                                         foreign securities
                                                                         denominated in a foreign
                                                                         currency and not publicly
                                                                         traded in the U.S.*
-----------------------------------------------------------------------------------------------------
  21     Lend Portfolio securities.                     A. 1,4         A. 20% of total assets*
                                                        B. 3,5,6,7,8,9 B. 33 1/3% of total assets*
                                                        C. 2           C. 25% of total assets*
-----------------------------------------------------------------------------------------------------
  22     Invest in securities that are illiquid.        All            15% of total assets
-----------------------------------------------------------------------------------------------------
  23     Invest in other investment companies, which    A. All         A. 10% of total assets
         may involve payment of duplicate fees.                          except as in B below
                                                                         (except that only 5% of
                                                                         total assets may be
                                                                         invested in a single
                                                                         investment company and no
                                                                         portfolio can purchase
                                                                         more than 3% of the total
                                                                         outstanding voting
                                                                         securities of any one
                                                                         investment company or,
                                                                         together with other
                                                                         investment companies
                                                                         having the same investment
                                                                         adviser, purchase more
                                                                         than 10% of the voting
                                                                         stock of any "closed-end"
                                                                         investment company).
                                                        B. 2           B. Up to 25% of total assets
                                                                         may be invested in
                                                                         affiliated money market
                                                                         funds for defensive
                                                                         purposes or as a means of
                                                                         receiving a return on idle
                                                                         cash.
-----------------------------------------------------------------------------------------------------
  24     Invest in money market instruments issued by   1,2,8,9        None
         a commercial bank or savings and loan
         associations (or its foreign branch or
         agency) notwithstanding that the bank or
         association has less than $1 billion in total
         assets, is not a member of the Federal
         Deposit Insurance Corporation, is not
         organized in the U.S., and/or is not
         operating in the U.S.

                                                                      Percentage limit per Portfolio
  Item   Investment practice                            Portfolios    on assets/1/
----------------------------------------------------------------------------------------------------
  25     Invest assets in securities issued by          All           25% of total assets.
         companies primarily engaged in any one                       Excluded from the 25%
         industry. Provided that: (a) utilities will                  limitation are portfolios 2
         be considered separate industries according                  and 5's: (a) money market,
         to type of service; (b) oil and oil related                  securities, securities
         companies will be considered separate                        issued or guaranteed by the
         industries according to type; and (c)                        U.S. government, its
         savings, loan associations, and finance                      agencies or
         companies will be considered separate                        instrumentalities; and (b)
         industries.                                                  bank issued debt
                                                                      securities.* (The Fund will
                                                                      disclose when more than 25%
                                                                      of a Portfolio's total
                                                                      assets are invested in four
                                                                      oil related industries. For
                                                                      Portfolios 3 and 9,
                                                                      companies engaged in the
                                                                      business of financing may be
                                                                      classified according to the
                                                                      industries of their parent
                                                                      or sponsor companies, or
                                                                      industries that otherwise
                                                                      most affect the financing
                                                                      companies).
----------------------------------------------------------------------------------------------------
  26     Borrow in the form of short-term credits       All           Together with item 27, up to
         necessary to clear Portfolio transactions;                   1/3 of the amount by which
         enter into reverse repurchase arrangements                   total assets exceed total
         with banks.                                                  liabilities (excluding the
                                                                      liabilities represented by
                                                                      such obligations).*
----------------------------------------------------------------------------------------------------
  27     Borrow money for extraordinary or emergency    A. All        A. 5% of total assets*
         purposes (e.g.
         to honor redemption requests which might       B. All        B. Together with item 26, up
         otherwise require the sale of securities at                    to 1/3 of the amount by
         an inopportune time).                                          which total assets exceed
                                                                        total liabilities
                                                                        (excluding the liabilities
                                                                        represented by such
                                                                        obligations).*
----------------------------------------------------------------------------------------------------
  28     Purchase securities on a "when-issued" basis.  All           None
----------------------------------------------------------------------------------------------------
  29     Invest in real estate interests, including     All           10% of total assets.* This
         real estate mortgage loans.                                  limit shall not restrict
                                                                      investments in exchange-
                                                                      traded real estate
                                                                      investment trusts and shares
                                                                      of other real estate
                                                                      companies.
----------------------------------------------------------------------------------------------------
  30     Purchase American Depository Receipts          A. 8          A. Together with the assets
         ("ADRs").                                                      referred to in Item 20 A
                                                                        above, 35% of total assets
                                                        B. 1,2,5,9    B. None
                                                        C. 4,6,7      C. Together with assets
                                                                        referred to in Item 20 D
                                                                        above, 30% of total assets
----------------------------------------------------------------------------------------------------
  31     Invest in debt securities.                     A. All,       A. None
                                                        except
                                                          1,3,8,9
                                                        B. 1,3,8,9    B. None on investment grade
                                                                        securities but 5% in below
                                                                        investment grade
                                                                        securities.
----------------------------------------------------------------------------------------------------
  32     Invest in preferred stocks.                    All           None
----------------------------------------------------------------------------------------------------
  33     Invest in common stocks.                       All           None
----------------------------------------------------------------------------------------------------
  34     Invest in hybrid instruments.                  All           None
----------------------------------------------------------------------------------------------------
  35     Enter into forward contracts on debt           All           None
         securities.

-------
/1/ At time of investment, unless otherwise noted.
* Policy may be changed only by shareholder vote.

Appendix C To Prospectus
Description Of Some Investments, Techniques, And Risks

Investment Styles

[SIDEBAR: To varying extents, the portfolio managers may use the following techniques and investments in managing the Portfolios.]

A value investing approach concentrates on securities that are undervalued in relation to a company's fundamental economic values. Securities may be undervalued for various reasons including special situations (i.e., where the portfolio manager believes that a company's securities will appreciate when the market recognizes a specific development at the company, such as a new product or process, a management change or a technological breakthrough). A growth investing approach emphasizes stocks of companies that are projected to grow at above-average rates based on the company's earnings growth potential.

Index Portfolios attempt to equal the return of a particular index, which can provide broad exposure to various market segments. Unlike actively managed portfolios, they do not expect to use any defensive strategies and investors bear the risk of adverse market conditions.

Morgan Stanley sponsors the MSCI EAFE Index, Lehman Brothers sponsors the Lehman Brothers Aggregate Bond Index, Standard & Poor's sponsors the Standard & Poor's 500 Composite Stock Price Index and the Standard & Poor's MidCap 400 Composite Stock Index, and Frank Russell Company sponsors the Russell 2000 Index (together referred to as "index sponsors"). The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated trademarks and service marks are the exclusive property of the respective index sponsors. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "S&P MidCap 400", "Standard & Poor's MidCap 400", and "500" are trademarks of Standard & Poor's and references thereto have been made with permission. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio. For more detailed information, see the discussion under "GENERAL INFORMATION--Index Sponsors" in the Statement of Additional Information.

[SIDEBAR: Capitalization]

Capitalization measures the size of a company, based on the aggregate market value of the company's outstanding stock. Different Portfolios may use different definitions with respect to whether a company is classified as a small-cap, mid-cap or large-cap company. Investments in companies that are less mature or are small or mid-cap may present greater opportunities for capital appreciation than investments in larger, more mature companies, but also present greater risks including:
 . greater price volatility because they are less broadly traded
 . less available public information
 . greater price volatility due to limited product lines, markets, financial resources, and management experience.

[SIDEBAR: Equity Securities]

Equity securities include common stocks, preferred stocks, convertible securities and warrants. Equity securities may offer a higher rate of return than debt securities. However, the risks associated with investments in equity securities may also be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risk than other securities choices. Depending on their terms, however, preferred stock and convertible securities may have investment and risk characteristics more closely resembling those of debt securities than those of other equity securities.

Common stocks represent ownership in a company and participate in company profits through dividend payments or capital appreciation after other claims are satisfied. Common stock generally has the greatest potential for appreciation and depreciation of all corporate securities (other than warrants) since the share price reflects the company's earnings.

Preferred stocks represent an ownership interest in a company of a specified rank (after bonds and before common stocks) with respect to dividend payments and company assets. Preferred stock generally receives a dividend, but may also omit or be in danger of omitting a dividend payment, in which case it would be purchased for its capital appreciation potential.

Convertible securities generally are bonds or preferred stocks which can be exchanged, through warrants or otherwise, into a specified number of shares of the issuer's common stock. Convertible securities generally pay higher interest or dividends than common stock but lower interest or dividends than non-convertible securities.

Warrants are rights issued by the issuer of a security (usually common stock) to purchase that security at a specified price for a specified period of time. They do not represent an ownership interest in the issuing company, and their prices do not necessarily parallel the prices of the underlying security.

[SIDEBAR: Debt ("Fixed Income") Securities]

Some of the many varieties of debt securities that the Portfolios may purchase are described below. Most debt securities (other than those that have "floating" interest rates) will increase in value if market interest rates subsequently decrease and decrease in value if market interest rates subsequently increase. In most market environments these variations tend to be more pronounced the longer the security's remaining duration. Changes in the issuer's perceived creditworthiness can also significantly affect the value of any debt securities that a Portfolio holds.

Investment grade securities are rated by at least one nationally recognized statistical rating organization in one of its top four rating categories, or if unrated, the portfolio manager must determine that the securities are of comparable quality. All other securities are considered below investment grade. Below investment grade securities are also known as "junk bonds." Although they generally provide higher yields, below investment grade fixed income securities, and to a lesser extent, lower rated investment grade fixed income securities, expose a Portfolio to greater risks than higher rated investment grade securities including:
 . the inability of the issuer to meet principal and interest payments
 . loss in value due to economic recession or substantial interest rate increases

 . adverse changes in the public's perception of these securities
 . legislation limiting the ability of financial institutions to invest in these securities
 . lack of liquidity in secondary markets
 . market price volatility

Mortgage-related securities represent a direct or indirect interest in a pool of mortgages such as FNMAs, FHLMCs, Collateralized Mortgage Obligations ("CMOs"), and related securities including GNMAs and mortgage-backed securities. They may be issued or guaranteed by U.S. government instrumentalities or other entities whose obligation is securitized by the underlying portfolio of mortgages or mortgage-backed securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities. Interest only securities ("IOs") are entitled to interest payments from a class of these securities and principal only securities ("POs") are entitled to principal payments from a class of these securities. POs are more volatile in response to changing interest rates than mortgage-related securities that provide for interest payments. IOs also are extremely volatile and generally experience a loss in value in the event prepayment rates are greater than anticipated, which occurs generally when interest rates fall, and an increase in value when interest rates rise.

Asset-backed securities represent a direct or indirect interest in a pool of receivables such as automobile, credit cards, equipment leases, or student loans. The issuers of the asset-backed securities are special purpose entities that do not have significant assets other than the receivables securitizing the securities. The collateral supporting these securities generally is of shorter maturity than mortgage-related securities, but exposes a Portfolio to similar risks associated with prepayment of the receivables prior to maturity.

Zero coupon securities credit interest at a specified rate but do not distribute cash payments for interest as it falls due. These securities fluctuate in value due to changes in interest rates more than comparable debt obligations that pay periodic interest.

[SIDEBAR: Foreign Investments]

Foreign securities include equity securities and debt securities of non-U.S. domiciled issuers. A few of the many varieties of foreign investments are described below.

EDRs and IDRs are receipts issued in Europe, generally by a non-U.S. bank or trust company, that evidence ownership of non-U.S. securities.

GDRs are securities convertible into equity securities of foreign issuers.

Forward Foreign Currency Exchange Contracts obligate a Portfolio to purchase or sell a specific currency on a specified date for a specified amount. They can be used to hedge the currency risk relating to securities traded in or exposed to a foreign currency. When used as a hedge, substitute or proxy currency can also be used instead of the currency in which the investment is actually denominated. This is known as proxy hedging. These contracts can also be used to generate income or adjust a Portfolio's exposure to various currencies.

Synthetic Non-U.S. Money Market positions are created through the simultaneous purchase of a U.S. dollar-denominated money market instrument and a forward foreign currency exchange contract to deliver U.S. dollars for a foreign currency. These are purchased instead of foreign currency denominated money market securities because they can provide greater liquidity.

Foreign Securities Risk Considerations.

Although Portfolios that invest in foreign securities may reduce their overall risk by providing further diversification, the Portfolios will be exposed to the risks listed below. In addition, these risks may be heightened for investments in developing countries:
 . adverse effects from changing political, social or economic conditions, diplomatic relations, taxation or investment regulations
 . limitations on repatriation of assets
 . expropriation
 . costs associated with currency conversions
 . less publicly available information because foreign securities and issuers are generally not subject to the reporting requirements of the SEC
 . differences in financial evaluation because foreign issuers are not subject to the domestic accounting, auditing and financial reporting standards and practices
 . lack of development or efficiency with respect to non-domestic securities markets and brokerage practices (including higher, non-negotiable brokerage costs)
 . less liquidity (including due to delays in transaction settlement)
 . more price volatility
 . smaller options and futures markets, causing lack of liquidity for these securities
 . higher custodial and settlement costs
 . change in net asset value of the Portfolio's shares on days when shareholders will not be able to purchase or redeem Fund shares.

[SIDEBAR: American Depository Receipts ("ADRs")]

ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company which represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and are registered domestically. These factors eliminate certain risks associated with investing in foreign securities.

[SIDEBAR: U.S. Dollar-Denominated Money Market Securities of Foreign Issuers]

These securities may be registered domestically and traded on domestic exchanges or in the U.S. over-the-counter market (e.g., Yankee securities). If the securities are registered domestically, certain risk factors of investing in foreign securities are eliminated. These securities may also be registered abroad and traded exclusively in foreign markets (e.g., Eurodollar securities).

[SIDEBAR: Derivative Instruments]

Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. A Portfolio must post an amount equal to a portion of the total market value of the futures contract as initial margin, which is returned when a Portfolio's obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates.

Special skill is required in order to effectively use futures contracts. No Portfolio will use futures contracts or options thereon for leveraging purposes. Certain risks exist when a Portfolio uses futures contracts including the:

 . inability to close out or offset futures contract transactions at favorable prices
 . reduction of the Portfolio's income
 . reduction in the value of the subject of the futures contract or of the contract itself
 . imperfect correlation between the value of the futures contract and the value of the subject of the contract
 . prices moving contrary to the portfolio manager's expectation

Call options give the purchaser the right to buy and obligate the seller to sell an underlying security, currency, stock index (which is based on the weighted average of the securities in the index), or futures contract at a specified "exercise" price during the option period. There are certain risks to a Portfolio that sells call options, including the inability to effect closing transactions at favorable prices or to participate in the appreciation of the subject of the call option above the exercise price. Purchasing call options exposes a Portfolio to the risk of losing the entire premium it has paid for the option.

Put options give the purchaser the right to sell and obligate the seller to purchase an underlying security, currency, stock index (which is based on the weighted average of the securities in the index) or futures contract at a specified "exercise" price during the option period. There are certain risks to a Portfolio that sells put options, including the inability to effect closing transactions at favorable prices and the obligation to purchase the subject of the put option at prices which may be greater than current market values or exchange rates. Purchasing put options exposes a Portfolio to the risk of losing the entire premium it has paid for the option if the option cannot be exercised profitably.

Covered options involve a Portfolio's (a) segregating liquid assets with its custodian that at all times at least equal the Portfolio's obligations under such options, (b) holding an appropriate offsetting option or other derivative instrument, or, (c) in the case of a call option sold by the Fund, owning the securities or other investments subject to the option.

Hybrid instruments combine elements of futures contracts or options with elements of debt, preferred equity, depository instruments, or other evidence of indebtedness. A portion of or all interest payments to the Portfolio and/or the principal or stated amount payable to the Portfolio at maturity, redemption, or retirement of the hybrid instrument are determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities or by another benchmark such as an index or interest rate.

Hybrid instruments can be an efficient means of exposing a Portfolio to a particular market in order to enhance total return. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of investing in these instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Hybrid securities typically do not trade on exchanges. Hybrid instruments are frequently (or may become) less liquid than other types of investments. They also expose the Portfolio to losses if the other party to the transaction fails to meet its obligations.

Portfolios use swaps, caps, floors and collars as risk management tools to protect against changes in interest rates or in security or currency values, or to gain exposure to certain markets in an economical way. Swap transactions involve an agreement where one party exchanges payments equal to a floating interest rate, currency exchange rate or variation in interest rates or currency indexes on a specified amount (the "notional amount"), and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period. Caps give the purchaser the right to receive payments from the seller to the extent a specified interest rate, currency exchange rate or index exceeds a specified level during a specified period of time. Floors give the purchaser the right to receive payments from the seller to the extent a specified interest rate, currency exchange rate or index is less than a specified level during a specified period of time. Collars give the purchaser the right to receive payments from the seller to the extent a specified interest rate, currency exchange rate or index is outside an agreed upon range during a specified period of time.

A Portfolio will not use swaps, caps, floors or collars to leverage its exposure to changing interest rates, currency rates, or security values. Nor will a Portfolio sell interest rate caps, floors or collars unless it owns securities that will provide the interest that the Portfolio may be required to pay.

The use of swaps, caps and floors exposes the Portfolio to investment risks different than those associated with other security transactions including:
 . total loss of the Portfolio's investment in swaps and the sale of caps, floors and collars (a Portfolio's purchase of caps, floors and collars can result only in the loss of the purchase price)
 . investment performance of the Portfolio can be worse than if these techniques were not used if the assumptions used in entering into the transactions were incorrect
 . since these instruments generally do not trade on exchanges, a Portfolio may not be able to enter into offsetting positions, or may suffer other losses, if the other party to the transaction fails to meet its obligations
 . more market volatility than other types of investments

[SIDEBAR: When-Issued Securities]

Purchasing securities "when-issued" is a commitment by a Portfolio to buy a security before the security is actually issued. The amount of the Portfolio's payment obligation and the security's interest rate are determined when the commitment is made, even though no interest accrues until the security is issued, which is generally 15 to 120 days later. The Portfolio will segregate liquid assets with its custodian sufficient at all times to satisfy these commitments. If the value of the security is less when delivered than when the commitment was made, the Portfolio will suffer a loss.

[SIDEBAR: Securities Lending]

Securities lending involves lending some of a Portfolio's securities to brokers, dealers and financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a mutual fund that invests in such securities. Securities lending can increase current income for a Portfolio because the Portfolio continues to receive payments equal to the interest and dividends on loaned securities. Also, the investment experience of the cash collateral will inure to the Portfolio. Loans will not have a term longer than 30 days and will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to some risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

                         Metropolitan Series Fund, Inc.

                             ---------------------

                          Principal Office of the Fund
                                1 Madison Avenue
                            New York, New York 10010

                             ---------------------

                  Investment Manager and Principal Underwriter
                      Metropolitan Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                          (Principal Business Address)

                            Sub-Investment Managers
                            State Street Research &
                               Management Company
                              One Financial Center
                          Boston, Massachusetts 02111
                          (Principal Business Address)

                           Janus Capital Corporation
                              100 Fillmore Street
                          Denver, Colorado 80206-4923
                         (Principal Executive Offices)

                       Putnam Investment Management, Inc.
                             One Post Office Square
                          Boston, Massachusetts 02109
                          (Principal Executive Office)

                         Custodian, Transfer Agent and
                             Dividend Paying Agent
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110
                          (Principal Business Address)

 No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Metropolitan Life, New England Life Insurance Company, State Street Research, Janus, or Putnam. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

How to learn more:

We have incorporated the Statement of Additional Information ("SAI") into this Prospectus. That means the SAI is considered part of this Prospectus as though it were included in it. The SAI contains more information about the Fund. Also, the Fund's annual and semi-annual reports to shareholders (the "reports") contain more information including information on each Portfolio's investments and a discussion of the market conditions and investment strategies that affected each Portfolio's performance for the period covered by the report.

How to get copies:

To request a free copy of the SAI or the reports or to make any other inquiries, write or call:

                      Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010
                             Phone: (800) 553-4459

You can also get information about the Fund (including the SAI) from the Securities and Exchange Commission (a copying fee may apply) by visiting or writing to its Public Reference Room or using its Internet site at:

                       Securities and Exchange Commission
                             Public Reference Room
                             Washington, D.C. 20549
                   Call 1-800-SEC-0330 (for information about
                        using the Public Reference Room)
                       Internet site: http://www.sec.gov

IC# 811-3618

Supplement to the Statement of Additional Information of Metropolitan Series Fund dated May 1, 2000

  The following language is added to the first paragraph under "Sale and Redemption of Shares" on page B-17 of the Statement of Additional Information:

  The Fund has a distribution agreement with MetLife. MetLife serves as distributor (the "Distributor") of the Fund's Class A and Class B shares. Pursuant to the Class B Distribution Plan (the "Plan"), the Fund compensates the Distributor from assets attributable to the Class B shares for services rendered and expenses borne in connection with activities primarily intended to result in the sales of Class B shares. The Fund anticipates that the amounts it pays to the Distributor will be used to compensate the Distributor, the Insurance Companies and their other affiliates, other financial intermediaries and third-party broker-dealers for services such as those listed in (a) to (g) below.

  The Plan provides that the Fund, on behalf of each Portfolio which issues Class B shares, may pay up to 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares for activities in connection with the distribution of the Class B shares. Under the distribution agreement, however, such payments are currently limited to 0.25% of the average daily net assets of the Portfolio.

  The Plan is what is known as a "compensation plan" because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Directors of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. The Distributor has indicated that it expects to use the Plan primarily to pay for the following types of distribution services:

    (a) the printing and mailing of Fund prospectuses, statements of additional information and reports for prospective purchasers of Contracts investing directly in Class B shares;

    (b) the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

    (c) holding seminars and sales meetings designed to promote the distribution of the Class B shares;

    (d) obtaining information and providing explanations to Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios;

    (e) training sales personnel regarding the Fund;

    (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contracts to the Fund; and

    (g) personal services and/or maintenance of Contract owner accounts with respect to Class B shares attributable to such accounts.

  The Board of Directors, including the independent directors, has determined, in the exercise of its business judgment, that the Plan is reasonably likely to benefit the Fund and Contract owners and has approved the Plan's adoption. Certain of the Insurance Companies have products that are priced on the assumption that the Insurance Company will receive Rule 12b-1 payments. Without these payments the Insurance Company may not find it economically worthwhile to offer the Fund's Portfolios as an option under those products. Therefore, the Fund is now offering Class B shares for several of its Portfolios. This should enable those Portfolios to enhance the distribution of their shares through such products. Over time, Contract owners should benefit from efficiencies and economies of scale that any such enhanced distribution may promote. Also, a larger portfolio is able to invest in a broader array of investments, and invest more efficiently.

  The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Distributor in connection with the Class B shares will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund's Board of Directors, including a majority of the independent directors, cast in person at a meeting called for the purpose of voting on the Plan or any Rule 12b-1 related agreement. Also, the Plan and any such agreement may be terminated as to the Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of the Portfolio invested in by Contract owners or by vote a majority of the
independent directors. The Plan also provides that it      may not be amended
to increase materially the amount (up to .50% of average daily net assets annually) that may be spent for distribution of Class B shares of any Portfolio without the approval of Contract owners investing in the Class B shares of that Portfolio.

FINANCIAL STATEMENTS

  The Fund's financial statements for the periods ending June 30, 2000, and the related schedules of investments for each Portfolio, are included in the Fund's semi-annual report to shareholders for June 30, 2000 that accompanies this Supplement to the Statement of Additional Information and are incorporated by reference into this Supplement.

DIRECTORS AND OFFICERS OF THE FUND

  Mr. David A. Levene resigned, in connection with the Nvest transaction, from the Board of Directors effective October 30, 2000.

  Ms. Dianne Johnson resigned as Controller of the Fund and was replaced by Mr. Peter H. Duffy* (44). Mr. Duffy has been Senior Vice President of New England Investment Management and Treasurer of the New England Zenith Fund since 1998; prior thereto, he was Senior Vice President and head of the Fund Administration Department.


--------
* Interested person as defined in the Investment Company Act of 1940, of the Fund.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

 Exhibit
 Number                                Description
 -------                               -----------
 (a)(a). --Articles of Incorporation of Registrant, as amended May 23, 1983*
 (a)(b). --Articles Supplementary of Registrant*
 (a)(c). --Articles Supplementary of Registrant*
 (a)(d). --Articles Supplementary of Registrant*
 (a)(e). --Articles Supplementary of Registrant*
 (a)(f). --Articles Supplementary of Registrant*
 (a)(g). --Articles Supplementary of Registrant*
 (a)(h). --Articles Supplementary of Registrant+++
 (a)(i). --Articles Supplementary of Registrant*****
 (a)(j). --Articles Supplementary of Registrant+
 (a)(k). --Articles Supplementary of Registrant+
 (a)(l). --Articles of Amendment****
 (a)(m). --Articles of Amendment+++++
 (b)(a). --By-Laws of Registrant, as amended January 27, 1988*
 (b)(b). --Amendment to By-Laws Dated April 24, 1997***
 (c).    --None, other than Exhibits (a) and (b) above
 (d)(a). --Investment Management Agreement(s), as amended, relating to the
           MetLife Stock Index and State Street Research Money Market
           Portfolios*
 (d)(b). --Investment Management Agreements, as amended, relating to State
           Street Research Growth, State Street Research Income, State Street
           Research Diversified, State Street Research Aggressive Growth and
           Putnam International Stock Portfolios***
 (d)(c). --Investment Management Agreements relating to Loomis Sayles High
           Yield Bond, Janus Mid Cap, Scudder Global Equity and T. Rowe Price
           Small Cap Growth Portfolios**
 (d)(d). --Investment Management Agreements relating to Neuberger Berman
           Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Harris
           Oakmark Large Cap Value, Lehman Brothers Aggregate Bond Index,
           Russell 2000 Index and Morgan Stanley EAFE Index Portfolios*****
 (d)(e). --Investment Management Agreements relating to the Putnam Large Cap
           Growth, the State Street Research Aurora Small Cap Value, and the
           Met Life Mid Cap Stock Index Portfolios.++
 (d)(f). --Sub-Investment Management Agreements relating to State Street
           Research Growth, State Street Research Income, State Street Research
           Diversified, State Street Research Aggressive Growth and State
           Street Research Money Market Portfolios***
 (d)(g). --Sub-Investment Management Agreements relating to Scudder Global
           Equity Portfolio, Neuberger Berman Partners Mid Cap Value and T.
           Rowe Price Large Cap Growth Portfolios*****
 (d)(h). --Sub-Investment Management Agreements relating to Janus Mid Cap and
           T. Rowe Price Small Cap Growth Portfolios**
 (d)(i). --Sub-Investment Management Agreement relating to the Putnam
           International Stock Portfolio+++++
 (d)(j). --Sub-Investment Management Agreements relating to the Putnam Large
           Cap Growth and State Street Research Aurora Small Cap Value
           Portfolios++
 (d)(k). --Amended Investment and Sub-Investment Management Agreements relating to Putnam International Stock Portfolio++

 Exhibit
 Number                                Description
 -------                               -----------
 (d)(l). --Sub-Investment Management Agreements relating to the Harris Oakmark
           Large Cap Value and the Loomis Sayles High Yield Bond Portfolios+
 (d)(m). --Interim Sub-Investment Management Agreements relating to the Harris
           Oakmark Large Cap Value and the Loomis Sayles High Yield Bond
           Portfolios+
 (e)(a). --Distribution Agreement*
 (e)(b). --Addendum to Distribution Agreement*
 (e)(c). --Second Addendum to Distribution Agreement*
 (e)(d). --Third Addendum to Distribution Agreement+
 (f).    --None
 (g)(a). --Custodian Agreement with State Street Bank & Trust Company*
 (g)(b). --Revised schedule of remuneration*
 (g)(c). --Amendment to Custodian Agreement*
 (g)(d). --Amendments to Custodian Agreement*
 (h)(a). --Transfer Agency Agreement*
 (h)(b). --Agreement relating to the use of the "Metropolitan" name and service marks*
 (h)(c). --Licensing Agreements relating to Morgan Stanley EAFE Index, Russell
           2000 Index and Lehman Brothers Aggregate Bond Index Portfolio++++
 (h)(d). --Licensing Agreement relating to MetLife Stock Index and MetLife Mid
           Cap Stock Index Portfolios (fee schedule omitted)+
 (h)(e). --Form of Participation Agreement+
 (i)(a). --Opinion and Consent of Counsel with respect to the shares of the
           State Street Research Growth, State Street Research Income and State
           Street Research Money Market Portfolios*
 (i)(b). --Opinion and Consent of Counsel with respect to the shares of the
           State Street Research Diversified and GNMA Portfolios*
 (i)(c). --Opinion and Consent of Counsel with respect to the shares of the
           State Street Research Aggressive Growth and Equity Income
           Portfolios*
 (i)(d). --Opinion and Consent of Counsel with respect to the shares of the
           MetLife Stock Index Portfolio*
 (i)(e). --Opinion and Consent of Counsel with respect to the shares of the
           Putnam International Stock Portfolio (formerly the Santander
           International Stock Portfolio)*
 (i)(f). --Opinion and Consent of Counsel with respect to the shares of the
           Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small
           Cap Growth and Scudder Global Equity Portfolios**
 (i)(g). --Opinion and Consent of Counsel with respect to the shares of the
           Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap
           Growth, Harris Oakmark Large Cap Value, Lehman Brothers Aggregate
           Bond Index, Russell 2000 Index and Morgan Stanley EAFE Index
           Portfolios****
 (i)(h). --Opinion and Consent of Counsel with respect to the shares of the
           Putnam Large Cap Growth, State Street Research Aurora Small Cap
           Value and MetLife Mid Cap Index Portfolios.+
 (i)(i). --Opinion and Consent of Counsel with respect to the A Class and B
           Class shares of the Janus Mid Cap, MetLife Stock Index, MetLife Mid
           Cap Stock Index, Lehman Brothers Aggregate Bond Index, Russell 2000
           Index, and Morgan Stanley EAFE Index Portfolios+
 (j)(a). --Consent of Independent Public Accountants+

 Exhibit
 Number                                Description
 -------                               -----------
 (j)(b). --Consent of Freedman, Levy, Kroll & Simonds*
 (k).    --None
 (l)(a). --Stock Purchase Agreement*
 (l)(b). --Supplementary Stock Purchase Agreement*
 (l)(c). --Second Supplementary Stock Purchase Agreement*
 (l)(d). --Third Supplementary Stock Purchase Agreement*
 (l)(e). --Fourth Supplementary Stock Purchase Agreement*
 (l)(f). --Fifth Supplementary Stock Purchase Agreement*
 (l)(g). --Sixth Supplementary Stock Purchase Agreement**

 (l)(h). --Seventh Supplementary Stock Purchase Agreement*****
 (l)(i). --Eighth Supplementary Stock Purchase Agreement++
 (m).    --Class B Distribution Plan+
 (n).    --Rule 18b-3 Plan+
 (o).    --None
 (p)(a). --Metropolitan Series Fund, Inc. Code of Ethics+
 (p)(b). --Metropolitan Life Insurance Company Statement of Policy with Respect to Material Nonpublic Information+
 (q).    --Specimen Price Make-Up Sheet+
 (r).    --Powers of Attorney++

--------
    +  Filed herewith.
    * Incorporated by reference to the filing of Post-Effective Amendment No. 17 to this Registration Statement on April 30, 1996.
   ** Incorporated by reference to the filing of Post-Effective Amendment No. 19 to this Registration Statement on February 27, 1997.
  *** Incorporated by reference to the filing of Post-Effective Amendment No. 20 to the Registration Statement on April 2, 1998.
 **** Incorporated by reference to the filing of Post-Effective Amendment No. 22 to the Registration Statement on October 6, 1998.
***** Incorporated by reference to the filing of Post-Effective Amendment No. 23 to the Registration Statement on January 11, 1999.
   ++ Powers of Attorney for all signatories except for Messrs. Levene, Typermass and Duffy and Ms. Strumpf are incorporated by reference to the filing of Post-Effective Amendment No. 17 to this Registration Statement on April 30, 1996. The Powers of Attorney for Messrs. Levene and Typermass are incorporated by reference to the filing of Post-Effective Amendment No. 21 on July 30, 1998. The Power of Attorney for Ms. Strumpf is incorporated by reference to the filing of Post-Effective Amendment No. 27 on September 29, 2000. The Power of Attorney of Mr. Duffy is filed herewith.
  +++ Incorporated by reference to the filing of Post-Effective Amendment No. 18 on December 18, 1996.
 ++++ Incorporated by reference to the filing of Post-Effective Amendment No. 24 on April 1, 1999.
+++++ Incorporated by reference to the filing of Post-Effective Amendment No. 25 on January 19, 2000.
    + Incorporated by reference to the filing of Post-Effective Amendment No. 26 on April 6, 2000.
   ++ Incorporated by reference to the filing of Post-Effective Amendment No. 27 on September 29, 2000.

Item 24. Persons Controlled by or Under Common Control with the Fund

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                             AS OF APRIL 3, 2000


The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan"). It is expected that Metropolitan will become a wholly-owned subsidiary of MetLife, Inc. on or about April 7, 2000. MetLife, Inc. will become a publicly-traded company at that time. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

          h.   Economy Fire & Casualty Company
          i.   Economy Preferred Insurance Company
          j.   Economy Premier Assurance Company

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

                    (a.) MetLife Capital, Limited Partnership (Delaware).
                         Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                         (i.) MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                                 (1) MetLife Capital CFLI Holdings, LLC (DE)

                                       (a.) MetLife Capital CFLI Leasing, LLC
                                           (DE)

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.


           e. MetLife Investment, S.A. 23rd Street Investment, Inc. holds one share of MetLife Investments Limited and MetLife Investments,
       S.A.


     5.   SSRM Holdings, Inc. (Delaware)

           a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

           b.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Financial Agency, Inc. (TX)

      9.  Natiloportem Holdings, Inc. (Delaware)

          a. Services Administrativos Gen, S.A. de CV One Share of Servicos Administrativos Gen. S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   MetLife (India) Ltd.

V.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

W. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

X.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

Y.   MetPark Funding, Inc. (Delaware)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  Benefit Services Corporation (Georgia)
A.D.  G.A. Holding Corporation (MA)
A.E.  MetLife, Inc.
A.F.  CRH., Co, Inc. (MA)
A.G.  334 Madison Euro Investments, Inc.
A.H. Park Twenty Three Investments Company 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited
      a. Convent Stution Euro Investments Four Company 1% voting control of Convert Stution Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.
A.I.  L/C Development Corporation (CA)
A.J. One Madison Investments (Cayco) Limited 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.
A.K.  New England Portfolio Advisors, Inc. (MA)
A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M.  New England Life Mortgage Funding Corporation (MA)
A.N. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.O. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.P.  St. James Fleet Investments two Limited.

A.Q.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (MA)
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
                 (6) Hereford Insurance Agency of Wyoming, Inc.
                 (7) Hereford Insurance Agency of Oklahoma, Inc.

            ii.  TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (DE)
                 (2) Interative Financial Solutions, Inc. (MA)
            iii. N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)

            iv.  New England Securities Corporation
             v.  New England Investment Management Inc.


         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)

A.R.   General American Life
       1.    General American Life Insurance Company
     a.    GenAm Benefits Life Insurance Company
     b.    Paragon Life Insurance Company
             c.    Security Equity Life Insurance Company
             d.    Cova Corporation
                   i.    Cova Financial Services Life Insurance Company
         (1)    Cova Financial Life Insurance Company
                         (2)    First Cova Life Insurance Company
                   ii.   Cova Investment Advisory Corporation
                         (1)    Cova Investment Advisory Corporation
                 (2)    Cova Investment Allocution Corporation
                         (3)    Cova Life Sales Company
                (4)    Cova Life Administration Services Company
             e.    General Life Insurance Company
                   i.    General Life Insurance Company of America
             f.    Equity Intermediary Company
                   i.    Reinsurance Group of America, Incorporated
       1.    Reinsurance Company of Missouri Incorporated
             a.    RGA Reinsurance Company
             b.    Fairfield Management Group, Inc.
                   i.    Reinsurance Partners, Inc.
                   ii.   Great Rivers Reinsurance Management, Inc.
                   iii.  RGA (U.K.) Underwriting Agency Limited
       2.    Triad Re, Ltd
       3.    RGA Americas Reinsurance Company, Ltd.
       4.    RGA Reinsurance Company (Barbados) Ltd.
             (a)   RGA/Swiss Financial Group, L.L.C.
       5.    RGA International Ltd.
             (a)   RGA Financial Products Limited
             (b)   RGA Canada Management Company, Ltd.
                   (i)   RGA Life Reinsurance Company of Canada
       6.    Benefit Resource Life Insurance Company (Bermuda) Ltd.
       7.    RGA Holdings Limited
             (a)   RGA Managing Agency Limited
             (b)   RGA Capital Limited
       8.    RGA South African Holdings (Pty) Ltd.
             (a)   RGA Reinsurance Company of South Africa Limited
       9.    RGA Australian Holdings Pty Limited
             (a)   RGA Reinsurance Company of Australia Limited
       10.   General American Argentina Seguros
       11.   RGA Argentina, S.A.
       12.   RGA Sudamerica, S.A.
             (a)   RGA Reinsurance
             (b)   BHIF American Seguros de Vida, S.A.

       g.    GenAm Holding Company
             i.    NaviSys Incorporated
             ii.   NaviSys Illustration Solutions, Inc.
             iii.  NaviSys Asia Pacifica Limited
             iv.   NaviSys de Mexico S.A. de C.V.
                   99% of the shares of NaviSys de Mexico S.A. de C.V. are held by NaviSys Incorporated and 1% is held by General American Life Insurance Company.
             v.    NaviSys Enterprise Solutions, Inc.
             vi.   Red Oak Realty Company
             vii.  White Oak Royalty Company
             viii. GenMark Incorporated
                   (a)   Stan Mintz Associates, Inc.
                   (b)   GenMark Insurance Agency of Alabama, Inc.
                   (c)   GenMark Insurance Agency of Massachusetts, Inc.
                   (d)   GenMark Insurance Agency of Ohio, Inc.
                   (e)   GenMark Insurance Agency of Texas, Inc.
             ix.   Conning Corporation
                   (a)   Conning, Inc.
                         (i)    Conning & Company
                   (1)   Conning Asset Management Company

       2.    Collaborative Strategies, Inc.
       3.    Virtual Finances.Com, Inc.
       4.    Missouri Reinsurance (Barbados) Inc.
       5.    GenAmerican Capital I
       6.    GenAmerican Management
       7.    Walnut Street Securities, Inc.
             a.    WSS Insurance Agency of Alabama, Inc.
             b.    WSS Insurance Agency of Massachusetts, Inc.
             c.    WSS Insurance Agency of Ohio, Inc.
             d.    WSS Insurance Agency of Texas, Inc.
             e.    Walnut Street Advisers, Inc.

      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) Reich & Tang Asset Management
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)

           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )

    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
             (1) AEW II Corporation (  )
             (2) AEW Partners III, Inc. (   )
             (3) AEW TSF, Inc. (   )
             (4) AEW Exchange Management, LLC
             (5) AEWPN, LLC (   )
     (6) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            ii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
           iii. CREA Investors Santa Fe Springs, Inc. (MA)

     (7) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     (8) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (9) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
    (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

A.R.   General American Life
       1.    General American Life Insurance Company
     a.    GenAm Benefits Life Insurance Company
     b.    Paragon Life Insurance Company
             c.    Security Equity Life Insurance Company
             d.    Cova Corporation
                   i.    Cova Financial Services Life Insurance Company
         (1)    Cova Financial Life Insurance Company
                         (2)    First Cova Life Insurance Company
                   ii.   Cova Investment Advisory Corporation
                         (1)    Cova Investment Advisory Corporation
                 (2)    Cova Investment Allocution Corporation
                         (3)    Cova Life Sales Company
                (4)    Cova Life Administration Services Company
             e.    General Life Insurance Company
                   i.    General Life Insurance Company of America
             f.    Equity Intermediary Company
                   i.    Reinsurance Group of America, Incorporated
       1.    Reinsurance Company of Missouri Incorporated
             a.    RGA Reinsurance Company
             b.    Fairfield Management Group, Inc.
                   i.    Reinsurance Partners, Inc.
                   ii.   Great Rivers Reinsurance Management, Inc.
                   iii.  RGA (U.K.) Underwriting Agency Limited
       2.    Triad Re, Ltd
       3.    RGA Americas Reinsurance Company, Ltd.
       4.    RGA Reinsurance Company (Barbados) Ltd.
             (a)   RGA/Swiss Financial Group, L.L.C.
       5.    RGA International Ltd.
             (a)   RGA Financial Products Limited
             (b)   RGA Canada Management Company, Ltd.
                   (i)   RGA Life Reinsurance Company of Canada
       6.    Benefit Resource Life Insurance Company (Bermuda) Ltd.
       7.    RGA Holdings Limited
             (a)   RGA Managing Agency Limited
             (b)   RGA Capital Limited
       8.    RGA South African Holdings (Pty) Ltd.
             (a)   RGA Reinsurance Company of South Africa Limited
       9.    RGA Australian Holdings Pty Limited
             (a)   RGA Reinsurance Company of Australia Limited
       10.   General American Argentina Seguros
       11.   RGA Argentina, S.A.
       12.   RGA Sudamerica, S.A.
             (a)   RGA Reinsurance
             (b)   BHIF American Seguros de Vida, S.A.

       g.    GenAm Holding Company
             i.    NaviSys Incorporated
             ii.   NaviSys Illustration Solutions, Inc.
             iii.  NaviSys Asia Pacifica Limited
             iv.   NaviSys de Mexico S.A. de C.V.
                   99% of the shares of NaviSys de Mexico S.A. de C.V. are held by NaviSys Incorporated and 1% is held by General American Life Insurance Company.
             v.    NaviSys Enterprise Solutions, Inc.
             vi.   Red Oak Realty Company
             vii.  White Oak Royalty Company
             viii. GenMark Incorporated
                   (a)   Stan Mintz Associates, Inc.
                   (b)   GenMark Insurance Agency of Alabama, Inc.
                   (c)   GenMark Insurance Agency of Massachusetts, Inc.
                   (d)   GenMark Insurance Agency of Ohio, Inc.
                   (e)   GenMark Insurance Agency of Texas, Inc.
             ix.   Conning Corporation
                   (a)   Conning, Inc.
                         (i)    Conning & Company
                   (1)   Conning Asset Management Company

       2.    Collaborative Strategies, Inc.
       3.    Virtual Finances.Com, Inc.
       4.    Missouri Reinsurance (Barbados) Inc.
       5.    GenAmerican Capital I
       6.    GenAmerican Management
       7.    Walnut Street Securities, Inc.
             a.    WSS Insurance Agency of Alabama, Inc.
             b.    WSS Insurance Agency of Massachusetts, Inc.
             c.    WSS Insurance Agency of Ohio, Inc.
             d.    WSS Insurance Agency of Texas, Inc.
             e.    Walnut Street Advisers, Inc.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 25. Indemnification.

  (a) Maryland Law and By-Laws.

  The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by
Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

  Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  (b) Distribution Agreement.

  Under the distribution agreement between the Registrant and Metropolitan Life, Metropolitan Life agreed to indemnify and hold harmless any officer or director (or any former officer or director) or any controlling person of the Registrant from damages and expenses arising out of actual or alleged misrepresentations or omissions to state material facts on the part of Metropolitan Life or persons for whom it is responsible or the negligence of any such persons in rendering services under the agreement.

  (c) Undertaking.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (d) Insurance.

  The Registrant's directors are indemnified by Metropolitan Life in the same manner and to the same extent as Metropolitan Life's directors. In addition thereto, Metropolitan Life has purchased an Investment Counselors Errors and Omissions Policy to insure the Registrant's directors and officers.

Item 26. Business and other Connections of Investment Manager.

  Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. It is authorized to transact business in all states of the United States, the District of Columbia, Puerto Rico and all Provinces of Canada. Its Home Office is located at 1 Madison Avenue, New York, New York 10010 (telephone number 212-578-6130). As of December 31, 1999 Metropolitan Life had $420 billion in total assets under management. Metropolitan Life is the parent of Metropolitan Tower. Metropolitan Life also serves as the investment adviser for certain other advisory clients.

  Set forth below is a list of each director of Metropolitan Life indicating each business, profession, vocation or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

                                                      Organization and Principal
          Name                   Position          Business Address of Organization
          ----                   --------          --------------------------------
 Curtis H. Barnette..... Chairman of the Board    Bethlehem Steel Corporation
                          and Chief Executive      Bethlehem, PA
                          Officer
                         Director and former      International Iron and Steel
                          Chairman                 Institute,
                                                   Brussels, Belgium
                         Director and former      Pennsylvania Business Roundtable,
                          Chairman                 Harrisburg, PA
                         Director and former      American Iron and Steel
                          Chairman                 Institute,
                                                   Washington, DC
                         Director and former      West Virginia University
                          Chairman                 Foundation,
                                                   Morgantown, WV
                         Trustee                  Lehigh University
                                                   Bethlehem, PA
                         Director                 Owens Corning
                         Board of Advisors        West Virginia University


 Robert H. Benmosche . . Chairman of the Board,   MetLife, Inc. and Metropolitan
                          President and Chief      Life Insurance Company
                          Executive Officer        New York, NY
                         Director                 New York Philharmonic
                         Director                 New England Financial
                         Trustee                  Alfred University


 Joan Ganz Cooney....... Chairman, Executive Com- Children's Television Workshop,
                          mittee                   New York, NY
                         Director                 Johnson & Johnson,
                                                   New Brunswick, NJ
                         Trustee                  National Child Labor Committee,
                                                   New York, NY
                         Trustee                  Sesame Workshop,
                                                   New York, NY
                         Trustee                  Museum of Television and Radio
                         Trustee                  The New York and Presbyterian
                                                   Hospitals


 John C. Danforth....... Director                 MetLife, Inc. and Metropolitan
                                                   Life Insurance Company
                         Partner                  Bryan Cave LLP

                                                    Organization and Principal
         Name                  Position          Business Address of Organization
         ----                  --------          --------------------------------
 Burton A. Dole, Jr. . Retired Chairman,        Puritan Bennett, Inc., Overland
                        President and Chief      Park, KS
                        Executive Officer
                       Former Chairman of the   Nellcor Puritan Bennett, Inc.,
                        Board                    Pleasanton, CA
                       Director                 Anesthesia Patient Safety
                                                 Foundation
                       Former Chairman of the   Health Industries Manufacturer's
                        Board                    Association
                       Former Chairman of the   Federal Reserve Bank of Kansas
                        Board                    City


 Gerald Clark......... 7/1/98 Vice-Chairman of  MetLife, Inc. and Metropolitan
                        the Board and Chief      Life Insurance Company,
                        Investment Officer and   New York, NY
                        Director; Senior
                        Executive Vice-
                        President and Chief
                        Investment Officer and
                        Director since 1/97;
                        prior thereto Senior
                        Executive Vice-
                        President and Chief
                        Investment Officer
                       Director/Trustee         Credit Suisse Group
                       Director/Trustee         Villanova University
                       Director/Officer         Certain wholly-owned subsidiaries
                                                 of Metropolitan Life Insurance
                                                 Company


 James R. Houghton.... Chairman of the Board    Corning Incorporated, Corning, NY
                        Emeritus and Director
                       Director                 J.P. Morgan & Co., Inc., New York,
                                                 NY
                       Director                 Exxon Corp., Dallas, TX
                       Director/Trustee         Corning Incorporated Foundation
                       Director/Trustee         Corning Museum of Glass
                       Director/Trustee         Metropolitan Museum of Art
                       Director/Trustee         Pierpont Morgan Library
                       Chairman                 National Skill Standards Board
                       Member                   Business Council
                       Member                   Council on Foreign Relations
                       Member                   Harvard Corporation


 Harry Paul Kamen..... Chairman and Chief       Metropolitan Life Insurance
                        Executive Officer        Company,
                        (Retired) and Director   New York, NY
                        since 7/1/98, prior
                        thereto, Chairman,
                        Chief Executive Officer
                        and Director
                       Director                 Bethlehem Steel Corporation,
                                                 Bethlehem, PA
                       Director                 Banco Santander, Madrid, Spain
                       Director and Treasurer   New York City Partnership, New
                                                 York, NY
                       Director/Trustee         Board of Overseers of the School
                                                 of Arts and Sciences at the
                                                 University of Pennsylvania
                       Director/Trustee and     Carnegie Hall
                        Treasurer
                       Director/Trustee         Jewish Museum (Vice-President)
                       Director/Trustee         Smith College
                       Director                 NVEST L.P.
                       Director                 National Association of Securities
                                                 Dealers
                       Director/Trustee and     Conference Board
                        Vice-Chairman
                       Director/Trustee         American Museum of Natural History
                       Director                 Pfizer Inc.

                                                     Organization and Principal
         Name                  Position           Business Address of Organization
         ----                  --------           --------------------------------
 Helene L. Kaplan..... Of Counsel               Skadden, Arps, Slate, Meagher &
                                                 Flom,
                                                 New York, NY
                       Director                 May Department Stores Co., New
                                                 York, NY
                       Chair Emeritus           Barnard College, New York, NY
                       Director                 Exxon Mobil Corp., New York, NY
                       Director                 Bell Atlantic Corporation, New
                                                 York, NY
                       Director                 The Chase Manhattan Corporation
                       Trustee and Vice-Chair   American Museum of Natural History
                       Trustee                  Carnegie Corporation of New York
                       Trustee                  Commonwealth Fund
                       Trustee                  J. Paul Getty Trust
                       Chairman                 Mt. Sinai School of Medicine
                       Trustee                  Institute for Advanced Study
                       Trustee                  Mt. Sinai-NYU Health System


 Charles M. Leighton.. Retired Chairman and     CML Group, Inc., Bolton, MA
                        Chief Executive Officer
                       Director                 CML Group, Inc.
                       Director                 NVEST Companies, L.P.
                       Former Chairman          Listed Company Advisory Committee,
                                                 New York Stock Exchange
                       Trustee                  Lahey Clinic
                       Chairman                 New York Yacht Club America's Cup
                                                 Challenge
                       Director                 Fitsense Technology Corp.


 Allen E. Murray...... Retired Chairman of the  Mobil Corporation, New York, NY
                        Board and Chief
                        Executive Officer
                       Director                 Morgan Stanley, Dean Witter,
                                                 Discovery Co., New York, NY
                       Director                 Minnesota Mining and Manufacturing
                                                 Co.,
                                                 St. Paul, MN
                       Honorary Director        American Petroleum Institute,
                                                 Washington, DC
                       Director                 St. Francis Hospital Foundation
                       Trustee                  New York University


 Stewart Nagler....... Vice-Chairman of the     MetLife, Inc. and Metropolitan Life
                        Board and Chief          Insurance Company
                        Financial Officer        New York, NY
                        and Director
                       Director                 Life Insurance Council of New York
                       Director                 Various Metropolitan Subsidiaries
                       Trustee                  Boys and Girls Clubs of America
                       Trustee                  Barnard College
                       Chairman of the Board    Polytechnic University of New York
                                                 (Chairman, Finance Committee)

                                                      Organization and Principal
           Name                   Position         Business Address of Organization
           ----                   --------         --------------------------------
 John J. Phelan, Jr...... Retired Chairman and     New York Stock Exchange, Inc.,
                           Chief Executive Officer  New York, NY
                          Director                 Eastman Kodak Co., Rochester, NY
                          Director                 Merrill Lynch & Co., Inc., New
                                                    York, NY
                          Former President         International Federation of
                                                    Stock Exchanges
                          Director or Trustee      Aspen Institute and Cold Spring
                                                    Harbor Laboratories
                          Director or Trustee      Catholic Charities Archdiocese
                                                    of NY


 Hugh B. Price........... President and Chief      National Urban League, Inc., New
                           Executive Officer        York, NY
                          Director                 Bell Atlantic Corp., New York,
                                                    NY
                          Director                 The Urban Institute, New York,
                                                    NY
                          Director                 Education Testing Service
                          Director                 Sears Roebuck and Company


 Robert G. Schwartz...... Retired Chairman of the  Metropolitan Life Insurance
                           Board, President and     Company,
                           Chief Executive Officer  New York, NY
                           and Director
                          Director                 Lowe's Companies, Inc., North
                                                    Wilkesboro, NC
                          Director                 Potlatch Corporation, San
                                                    Francisco, CA
                          Director                 COMSAT Corporation, Washington,
                                                    DC
                          Director/Trustee         Committee for Economic
                                                    Development, Washington, DC
                          Director                 Consolidated Edison Company of
                                                    New York, Inc., New York, NY
                          Director/Trustee         The Horatio Alger Association of
                                                    Distinguished Americans, Inc.


 Ruth J. Simmons, Ph.D. . President                Smith College, Northampton, MA
                          Director                 Pfizer Inc.
                          Trustee                  Carnegie Corporation
                          Trustee                  Clarke School for the Deaf
                          Director                 Texas Instruments
                          Director                 Goldman Sachs


 William C. Steere, Jr. . Chairman of the Board    Pfizer Inc.
                           and Chief Executive
                           Officer
                          Director                 Dow Jones & Company, Inc.
                          Director                 Minerals Technologies Inc.
                          Director                 Texaco Inc.
                          Director                 Mt. Sinai-New York University
                                                    Health System
                          Director                 Business Council
                          Director                 Business Roundtable
                          Director                 New York Botanical Garden
                          Board of Overseers/      Memorial Sloan-Kettering Cancer
                           Executive Committee      Center

  Set forth below is a list of certain principal officers of Metropolitan Life and officers of Metropolitan Life who may be considered to be involved in Metropolitan Life's investment advisory activities. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

     Name of Officer                          Position
     ---------------                          --------
   Robert H. Benmosche. Chairman, President, Chief Executive Officer and
                         Director
   Gerald Clark........ Vice-Chairman, Chief Investment Officer and Director
   Stewart G. Nagler... Vice-Chairman, Chief Financial Officer and Director
   Gary A. Beller...... Senior Executive Vice-President and General Counsel
   James H. Benson..... President, Individual Business; Chairman, Chief
                         Executive
                         Officer and President, New England Life Insurance
                         Company
   C. Robert Henrikson. President, Institutional Business
   Jeffrey J Hodgman... Executive Vice-President
   Catherine A. Rein... Senior Executive Vice-President; President and Chief
                         Executive
                         Officer of Metropolitan Property and Casualty
                         Insurance Company
   William J. Toppeta.. President, Client Services and Chief Administrative
                        Officer
   John H. Tweedie..... Senior Executive Vice-President
   Lisa Weber.......... Executive Vice-President
   Stanley J. Talbi.... Senior Vice-President & Chief Actuary

  The business of State Street Research since December 31, 1983 is summarized under "Management of the Fund", in the prospectus constituting Part A of this Registration Statement, which summarization is incorporated herein by reference.

  The list of each director and certain officers of State Street Research indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 34 to the Registration Statement of State Street Research Financial Trust on February 29, 2000.

  The list of each director and certain officers of Scudder Kemper Investments, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 16 to the Registration Statement of Scudder Mutual Funds, Inc. (File No. 811-5565) on March 1, 2000. Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities, and therefore are not considered officers.

  The list of each director and certain officers of Janus indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past five fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 20 to the Registration Statement for Janus Aspen Series (File No. 33-63212) on October 26, 1999.

  The list of each director and certain officers of T. Rowe Price indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

  Loomis Sayles, the sub-adviser of the Loomis Sayles High Yield Bond Portfolio, provides investment advice to the seventeen series of Loomis Sayles Funds, seven series of Loomis Sayles Investment Trust, five series of New England Funds Trust I, one series of New England Funds Trust II, one series of New England Funds Trust III, two series of New England Zenith Fund, all of which are registered investment companies, several other registered investment companies and other organizations and individuals.

  The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

  The list of each director and certain officers of Harris Oakmark indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past five fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to the filing of Post-Effective Amendment No. 23 to Registration Statement to the Harris Associates Investment Trust (File No. 33-38953) on November 30, 1999.

  The list of each director and certain officers of Neuberger Berman indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV for Neuberger Berman Management Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8259).

  The list of each director and certain officers of Putnam indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of Form ADV for Putnam Investment Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-7974).

Item 27. Principal Underwriters.

  Not applicable

Item 28. Location of Accounts and Records.

  Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant, of State Street Research & Management Company of Boston, Massachusetts, Putnam Investment Management, Inc. of Boston, Massachusetts, Loomis, Sayles & Company, L.P. of Boston, Massachusetts, Janus Capital Corporation of Denver, Colorado, T. Rowe Price Associates, Inc. of Baltimore, Maryland, Scudder Kemper Investments, Inc. of New York, New York, Neuberger Berman Management Incorporated, of New York, New York, Harris Associates L.P. of Boston, Massachusetts and State Street Bank and Trust Company of Boston, Massachusetts. The address of each is set forth on the back cover of the prospectus forming Part A of this Registration Statement and is incorporated herein by reference. Certain records are maintained at the Registrant's office at 501 Boylston Street, Boston, Massachusetts 02116.

Item 29. Management Services.

  None.

Item 30. Undertakings.

  Not applicable.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of November, 2000.

                                         METROPOLITAN SERIES FUND, INC.
                                                    (Registrant)

                                               /s/ Christopher P. Nicholas
                                         By: ..................................
                                           Christopher P. Nicholas President
                                              and Chief Operating Officer

  Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                                 Date

   /s/ Christopher P. Nicholas
 ....................................
      Christopher P. Nicholas
   President and Chief Operating
    Officer (Principal Executive
              Officer)

                 *
 ....................................
          Steve A. Garban
              Director

                 *
 ....................................
           Linda Strumpf
              Director

                 *
 ....................................
           Dean O. Morton
              Director

                 *
 ....................................
      Michael S. Scott Morton
              Director

                 *
 ....................................
        Arthur G. Typermass
              Director

                 *
 ....................................
           Peter H. Duffy
Controller (Principal Financial and
        Accounting Officer)

    /s/ Christopher P. Nicholas                 November 30, 2000
*By: ...............................
   Christopher P. Nicholas, Esq.
          Attorney-in-Fact